Shareholder Report	4 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Meeder Funds
Entity Central Index Key		0000702435
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000010069
Shareholder Report [Line Items]
Fund Name		Muirfield Fund
Class Name		Retail Class
Trading Symbol		FLMFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$116	1.14%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,716	9,722	9,925
Feb-15	10,228	10,285	10,216
Mar-15	10,100	10,180	10,137
Apr-15	10,085	10,226	10,271
May-15	10,199	10,368	10,263
Jun-15	10,000	10,194	10,115
Jul-15	10,100	10,365	10,140
Aug-15	9,530	9,739	9,777
Sep-15	9,288	9,455	9,596
Oct-15	9,630	10,202	10,000
Nov-15	9,630	10,258	9,959
Dec-15	9,450	10,048	9,821
Jan-16	8,982	9,481	9,509
Feb-16	8,938	9,478	9,555
Mar-16	9,347	10,145	10,032
Apr-16	9,333	10,208	10,158
May-16	9,450	10,391	10,187
Jun-16	9,435	10,412	10,273
Jul-16	9,771	10,825	10,560
Aug-16	9,786	10,853	10,582
Sep-16	9,801	10,870	10,622
Oct-16	9,556	10,635	10,467
Nov-16	9,879	11,111	10,524
Dec-16	9,991	11,327	10,663
Jan-17	10,138	11,541	10,835
Feb-17	10,520	11,970	11,054
Mar-17	10,506	11,978	11,109
Apr-17	10,638	12,105	11,225
May-17	10,756	12,229	11,355
Jun-17	10,830	12,339	11,398
Jul-17	11,080	12,572	11,592
Aug-17	11,139	12,596	11,650
Sep-17	11,345	12,903	11,785
Oct-17	11,625	13,185	11,932
Nov-17	11,891	13,585	12,094
Dec-17	12,018	13,721	12,225
Jan-18	12,639	14,444	12,558
Feb-18	12,129	13,912	12,197
Mar-18	11,890	13,633	12,119
Apr-18	11,970	13,684	12,132
May-18	12,161	14,071	12,206
Jun-18	12,113	14,163	12,187
Jul-18	12,464	14,633	12,399
Aug-18	12,846	15,147	12,508
Sep-18	12,807	15,172	12,495
Oct-18	11,833	14,055	11,906
Nov-18	11,928	14,336	12,072
Dec-18	11,578	13,002	11,644
Jan-19	11,740	14,118	12,283
Feb-19	11,902	14,614	12,496
Mar-19	11,983	14,828	12,655
Apr-19	12,257	15,420	12,899
May-19	11,497	14,422	12,513
Jun-19	12,193	15,435	13,050
Jul-19	12,322	15,664	13,092
Aug-19	12,047	15,345	12,980
Sep-19	12,258	15,614	13,170
Oct-19	12,452	15,950	13,389
Nov-19	12,793	16,557	13,574
Dec-19	13,145	17,035	13,859
Jan-20	12,945	17,016	13,823
Feb-20	11,965	15,623	13,210
Mar-20	10,752	13,475	12,005
Apr-20	11,234	15,259	12,860
May-20	11,483	16,075	13,272
Jun-20	11,566	16,443	13,534
Jul-20	11,999	17,376	14,014
Aug-20	12,749	18,635	14,435
Sep-20	12,361	17,957	14,184
Oct-20	11,976	17,569	13,993
Nov-20	13,147	19,707	15,172
Dec-20	13,718	20,593	15,636
Jan-21	13,718	20,501	15,541
Feb-21	14,069	21,142	15,729
Mar-21	14,587	21,900	15,975
Apr-21	15,240	23,029	16,435
May-21	15,407	23,134	16,662
Jun-21	15,625	23,705	16,771
Jul-21	15,758	24,105	16,892
Aug-21	16,143	24,793	17,112
Sep-21	15,556	23,681	16,658
Oct-21	16,246	25,282	17,069
Nov-21	16,027	24,897	16,760
Dec-21	16,489	25,877	17,230
Jan-22	15,814	24,355	16,579
Feb-22	15,624	23,741	16,325
Mar-22	15,693	24,512	16,336
Apr-22	14,845	22,312	15,381
May-22	14,897	22,282	15,425
Jun-22	14,326	20,418	14,484
Jul-22	14,758	22,333	15,225
Aug-22	14,412	21,500	14,761
Sep-22	13,928	19,506	13,626
Oct-22	14,448	21,106	14,082
Nov-22	14,970	22,208	15,004
Dec-22	14,644	20,907	14,684
Jan-23	15,142	22,347	15,489
Feb-23	14,786	21,825	15,052
Mar-23	14,982	22,408	15,319
Apr-23	15,196	22,647	15,459
May-23	15,053	22,735	15,187
Jun-23	15,837	24,288	15,699
Jul-23	16,284	25,158	16,074
Aug-23	15,998	24,673	15,718
Sep-23	15,372	23,497	15,183
Oct-23	14,924	22,875	14,750
Nov-23	15,857	25,008	15,837
Dec-23	16,628	26,334	16,626
Jan-24	16,829	26,626	16,605
Feb-24	17,725	28,067	16,874
Mar-24	18,439	28,973	17,276
Apr-24	17,577	27,698	16,734
May-24	18,549	29,006	17,175
Jun-24	18,823	29,904	17,322
Jul-24	19,210	30,460	17,763
Aug-24	19,577	31,123	18,161
Sep-24	19,669	31,767	18,530
Oct-24	19,337	31,534	18,050
Nov-24	20,259	33,632	18,553
Dec-24	19,438	32,604	18,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	16.90%	8.14%	6.87%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.05%

AssetsNet	$ 931,149,539	$ 931,149,539
Holdings Count | Holding	170	170
Advisory Fees Paid, Amount		$ 5,470,874
InvestmentCompanyPortfolioTurnover		312.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$931,149,539
# of Portfolio Holdings	170
Portfolio Turnover Rate	312%
Advisory Fees and Waivers	5,470,874

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.5%Footnote Reference
Utilities	0.9%Footnote Reference
Materials	1.3%Footnote Reference
Real Estate	2.4%Footnote Reference
Health Care	5.5%Footnote Reference
Industrials	8.0%Footnote Reference
Consumer Staples	8.4%Footnote Reference
Communication Services	9.3%Footnote Reference
Consumer Discretionary	14.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	30.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway Inc	6.8%
Microsoft Corp	6.6%
Amazon.com Inc	4.3%
NVIDIA Corp	3.9%
Apple Inc	3.6%
Texas Instruments Inc	2.5%
Meta Platforms Inc	2.5%
Alphabet Inc - Class C	2.2%
Costco Wholesale Corp	2.0%
Mastercard Inc	1.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174348
Shareholder Report [Line Items]
Fund Name		Global Allocation Fund
Class Name		Adviser Class
Trading Symbol		GBPAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$145	1.44%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The Fund slightly favored a higher international allocation relative to its benchmark. The outperformance of U.S. equities relative to international equities.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Global Allocation Index
Dec-14	10,000	10,000	10,000
Jan-15	9,855	9,722	9,944
Feb-15	10,328	10,285	10,249
Mar-15	10,231	10,180	10,173
Apr-15	10,289	10,226	10,343
May-15	10,308	10,368	10,302
Jun-15	10,077	10,194	10,144
Jul-15	10,077	10,365	10,177
Aug-15	9,383	9,739	9,779
Sep-15	9,037	9,455	9,582
Oct-15	9,566	10,202	9,997
Nov-15	9,566	10,258	9,908
Dec-15	9,279	10,048	9,802
Jan-16	8,673	9,481	9,473
Feb-16	8,554	9,478	9,536
Mar-16	9,199	10,145	10,042
Apr-16	9,199	10,208	10,195
May-16	9,189	10,391	10,165
Jun-16	9,170	10,412	10,248
Jul-16	9,528	10,825	10,556
Aug-16	9,558	10,853	10,572
Sep-16	9,658	10,870	10,634
Oct-16	9,399	10,635	10,425
Nov-16	9,468	11,111	10,353
Dec-16	9,619	11,327	10,488
Jan-17	9,870	11,541	10,700
Feb-17	10,091	11,970	10,911
Mar-17	10,202	11,978	11,003
Apr-17	10,342	12,105	11,161
May-17	10,493	12,229	11,359
Jun-17	10,553	12,339	11,392
Jul-17	10,896	12,572	11,628
Aug-17	10,996	12,596	11,694
Sep-17	11,228	12,903	11,817
Oct-17	11,520	13,185	11,956
Nov-17	11,681	13,585	12,143
Dec-17	11,816	13,721	12,278
Jan-18	12,430	14,444	12,707
Feb-18	11,979	13,912	12,347
Mar-18	11,805	13,633	12,257
Apr-18	11,877	13,684	12,264
May-18	11,887	14,071	12,282
Jun-18	11,744	14,163	12,237
Jul-18	12,042	14,633	12,447
Aug-18	12,145	15,147	12,554
Sep-18	12,155	15,172	12,538
Oct-18	11,230	14,055	11,911
Nov-18	11,313	14,336	12,049
Dec-18	11,020	13,002	11,601
Jan-19	11,182	14,118	12,207
Feb-19	11,322	14,614	12,383
Mar-19	11,402	14,828	12,537
Apr-19	11,640	15,420	12,775
May-19	11,025	14,422	12,408
Jun-19	11,666	15,435	12,966
Jul-19	11,623	15,664	12,988
Aug-19	11,407	15,345	12,909
Sep-19	11,634	15,614	13,028
Oct-19	11,894	15,950	13,275
Nov-19	12,121	16,557	13,443
Dec-19	12,491	17,035	13,751
Jan-20	12,216	17,016	13,733
Feb-20	11,390	15,623	13,097
Mar-20	10,070	13,475	11,880
Apr-20	10,444	15,259	12,694
May-20	10,708	16,075	13,088
Jun-20	10,829	16,443	13,375
Jul-20	11,192	17,376	13,940
Aug-20	11,798	18,635	14,437
Sep-20	11,501	17,957	14,145
Oct-20	11,202	17,569	13,938
Nov-20	12,363	19,707	15,099
Dec-20	12,919	20,593	15,614
Jan-21	12,896	20,501	15,514
Feb-21	13,145	21,142	15,651
Mar-21	13,473	21,900	15,834
Apr-21	13,914	23,029	16,355
May-21	14,186	23,134	16,556
Jun-21	14,276	23,705	16,656
Jul-21	14,310	24,105	16,784
Aug-21	14,559	24,793	17,023
Sep-21	14,061	23,681	16,501
Oct-21	14,548	25,282	16,962
Nov-21	14,197	24,897	16,674
Dec-21	14,585	25,877	17,067
Jan-22	14,083	24,355	16,372
Feb-22	13,844	23,741	16,057
Mar-22	13,781	24,512	16,074
Apr-22	13,053	22,312	14,986
May-22	13,090	22,282	15,006
Jun-22	12,563	20,418	14,043
Jul-22	12,889	22,333	14,774
Aug-22	12,475	21,500	14,255
Sep-22	11,658	19,506	13,131
Oct-22	12,198	21,106	13,570
Nov-22	13,091	22,208	14,470
Dec-22	12,759	20,907	14,148
Jan-23	13,505	22,347	14,935
Feb-23	13,088	21,825	14,517
Mar-23	13,429	22,408	14,909
Apr-23	13,658	22,647	15,061
May-23	13,353	22,735	14,861
Jun-23	13,936	24,288	15,405
Jul-23	14,332	25,158	15,780
Aug-23	13,923	24,673	15,440
Sep-23	13,400	23,497	14,884
Oct-23	13,016	22,875	14,510
Nov-23	14,029	25,008	15,598
Dec-23	14,777	26,334	16,335
Jan-24	14,738	26,626	16,312
Feb-24	15,295	28,067	16,659
Mar-24	15,812	28,973	17,032
Apr-24	15,215	27,698	16,520
May-24	15,890	29,006	17,031
Jun-24	15,968	29,904	17,260
Jul-24	16,321	30,460	17,657
Aug-24	16,647	31,123	18,064
Sep-24	16,843	31,767	18,431
Oct-24	16,357	31,534	17,933
Nov-24	16,777	33,632	18,381
Dec-24	16,169	32,604	17,932

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	9.42%	5.30%	4.92%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Global Allocation Index	9.78%	5.45%	6.01%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 37,126,582	$ 37,126,582
Holdings Count | Holding	137	137
Advisory Fees Paid, Amount		$ 271,440
InvestmentCompanyPortfolioTurnover		214.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$37,126,582
# of Portfolio Holdings	137
Portfolio Turnover Rate	214%
Advisory Fees and Waivers	271,440

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.7%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	1.4%Footnote Reference
Real Estate	1.9%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.7%Footnote Reference
Consumer Staples	8.8%Footnote Reference
Industrials	8.8%Footnote Reference
Consumer Discretionary	15.0%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core MSCI EAFE ETF	8.0%
Microsoft Corp	2.9%
Berkshire Hathaway Inc	2.9%
Baird Core Plus Bond Fund - Class I	2.2%
Fidelity Total Bond Fund - Class Z	2.2%
Amazon.com Inc	2.1%
iShares Core MSCI Emerging Markets ETF	1.7%
NVIDIA Corp	1.6%
Apple Inc	1.6%
Dodge & Cox Income Fund - Class I	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174351
Shareholder Report [Line Items]
Fund Name		Spectrum Fund
Class Name		Institutional Class
Trading Symbol		SRUIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$153	1.49%

Expenses Paid, Amount		$ 153
Expense Ratio, Percent		1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection in long positions detracted from performance, but the Fund’s short positions positively contributed during the year.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jan-15	10,000	10,000	10,000
Jan-15	9,770	9,722	9,925
Feb-15	10,350	10,285	10,216
Mar-15	10,310	10,180	10,137
Apr-15	10,170	10,226	10,271
May-15	10,290	10,368	10,263
Jun-15	10,100	10,194	10,115
Jul-15	10,280	10,365	10,140
Aug-15	9,770	9,739	9,777
Sep-15	9,650	9,455	9,596
Oct-15	10,050	10,202	10,000
Nov-15	10,090	10,258	9,959
Dec-15	9,879	10,048	9,821
Jan-16	9,463	9,481	9,509
Feb-16	9,504	9,478	9,555
Mar-16	9,920	10,145	10,032
Apr-16	9,808	10,208	10,158
May-16	9,940	10,391	10,187
Jun-16	9,869	10,412	10,273
Jul-16	10,214	10,825	10,560
Aug-16	10,224	10,853	10,582
Sep-16	10,235	10,870	10,622
Oct-16	10,123	10,635	10,467
Nov-16	10,417	11,111	10,524
Dec-16	10,581	11,327	10,663
Jan-17	10,704	11,541	10,835
Feb-17	11,126	11,970	11,054
Mar-17	11,136	11,978	11,109
Apr-17	11,208	12,105	11,225
May-17	11,290	12,229	11,355
Jun-17	11,342	12,339	11,398
Jul-17	11,578	12,572	11,592
Aug-17	11,630	12,596	11,650
Sep-17	11,907	12,903	11,785
Oct-17	12,206	13,185	11,932
Nov-17	12,514	13,585	12,094
Dec-17	12,670	13,721	12,225
Jan-18	13,329	14,444	12,558
Feb-18	12,835	13,912	12,197
Mar-18	12,583	13,633	12,119
Apr-18	12,681	13,684	12,132
May-18	12,868	14,071	12,206
Jun-18	12,813	14,163	12,187
Jul-18	13,186	14,633	12,399
Aug-18	13,615	15,147	12,508
Sep-18	13,615	15,172	12,494
Oct-18	12,506	14,055	11,906
Nov-18	12,605	14,336	12,072
Dec-18	12,226	13,002	11,644
Jan-19	12,405	14,118	12,283
Feb-19	12,572	14,614	12,496
Mar-19	12,617	14,828	12,654
Apr-19	12,962	15,420	12,898
May-19	12,170	14,422	12,513
Jun-19	12,896	15,435	13,050
Jul-19	13,007	15,664	13,092
Aug-19	12,762	15,345	12,980
Sep-19	12,996	15,614	13,170
Oct-19	13,108	15,950	13,389
Nov-19	13,520	16,557	13,574
Dec-19	13,870	17,035	13,859
Jan-20	13,565	17,016	13,823
Feb-20	12,473	15,623	13,210
Mar-20	10,940	13,475	12,005
Apr-20	11,357	15,259	12,860
May-20	11,526	16,075	13,272
Jun-20	11,650	16,443	13,534
Jul-20	12,123	17,376	14,014
Aug-20	12,923	18,635	14,435
Sep-20	12,519	17,957	14,184
Oct-20	12,121	17,569	13,993
Nov-20	13,293	19,707	15,172
Dec-20	13,904	20,593	15,636
Jan-21	13,916	20,501	15,541
Feb-21	14,234	21,142	15,729
Mar-21	14,769	21,900	15,975
Apr-21	15,440	23,029	16,435
May-21	15,611	23,134	16,662
Jun-21	15,884	23,705	16,771
Jul-21	16,043	24,105	16,891
Aug-21	16,464	24,793	17,112
Sep-21	15,866	23,681	16,658
Oct-21	16,652	25,282	17,069
Nov-21	16,402	24,897	16,759
Dec-21	16,821	25,877	17,230
Jan-22	16,161	24,355	16,579
Feb-22	15,993	23,741	16,325
Mar-22	16,101	24,512	16,336
Apr-22	15,248	22,312	15,381
May-22	15,272	22,282	15,425
Jun-22	14,708	20,418	14,484
Jul-22	15,152	22,333	15,225
Aug-22	14,804	21,500	14,761
Sep-22	14,278	19,506	13,626
Oct-22	14,784	21,106	14,082
Nov-22	15,316	22,208	15,004
Dec-22	14,940	20,907	14,684
Jan-23	15,557	22,347	15,489
Feb-23	15,187	21,825	15,052
Mar-23	15,359	22,408	15,319
Apr-23	15,557	22,647	15,459
May-23	15,433	22,735	15,187
Jun-23	16,224	24,288	15,699
Jul-23	16,671	25,158	16,074
Aug-23	16,386	24,673	15,717
Sep-23	15,752	23,497	15,183
Oct-23	15,303	22,875	14,750
Nov-23	16,239	25,008	15,837
Dec-23	17,041	26,334	16,626
Jan-24	17,162	26,626	16,604
Feb-24	18,048	28,067	16,874
Mar-24	18,707	28,973	17,276
Apr-24	17,901	27,698	16,734
May-24	18,962	29,006	17,175
Jun-24	19,218	29,904	17,322
Jul-24	19,716	30,460	17,763
Aug-24	20,040	31,123	18,161
Sep-24	20,215	31,767	18,530
Oct-24	19,904	31,534	18,050
Nov-24	20,797	33,632	18,553
Dec-24	20,221	32,604	18,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Institutional Class (Inception Date: 1/1/15)	18.66%	7.83%	7.30%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.06%

Performance Inception Date		Jan. 01, 2015
No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 223,030,751	$ 223,030,751
Holdings Count | Holding	519	519
Advisory Fees Paid, Amount		$ 1,565,038
InvestmentCompanyPortfolioTurnover		260.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$223,030,751
# of Portfolio Holdings	519
Portfolio Turnover Rate	260%
Advisory Fees and Waivers	1,565,038

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	-1.6%Footnote Reference
Materials	0.2%Footnote Reference
Utilities	2.7%Footnote Reference
Energy	3.3%Footnote Reference
Consumer Staples	4.8%Footnote Reference
Industrials	7.6%Footnote Reference
Health Care	7.8%Footnote Reference
Communication Services	8.2%Footnote Reference
Consumer Discretionary	14.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	33.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	5.1%
Apple Inc	5.0%
Berkshire Hathaway Inc	4.5%
NVIDIA Corp	4.1%
Amazon.com Inc	3.4%
Mastercard Inc	3.0%
Costco Wholesale Corp	2.3%
Alphabet Inc - Class C	2.2%
Meta Platforms Inc	2.2%
Texas Instruments Inc	2.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000157689
Shareholder Report [Line Items]
Fund Name		Moderate Allocation Fund
Class Name		Retail Class
Trading Symbol		FLDOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$136	1.34%

Expenses Paid, Amount		$ 136
Expense Ratio, Percent		1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,740	10,332	10,491
Jan-17	10,787	10,352	10,615
Feb-17	11,162	10,422	10,778
Mar-17	11,043	10,416	10,816
Apr-17	11,105	10,497	10,918
May-17	11,069	10,577	11,032
Jun-17	11,249	10,567	11,051
Jul-17	11,426	10,612	11,192
Aug-17	11,354	10,707	11,259
Sep-17	11,725	10,656	11,336
Oct-17	12,034	10,663	11,434
Nov-17	12,354	10,649	11,533
Dec-17	12,458	10,698	11,630
Jan-18	12,757	10,575	11,812
Feb-18	12,468	10,474	11,557
Mar-18	12,351	10,542	11,523
Apr-18	12,361	10,463	11,506
May-18	12,490	10,538	11,576
Jun-18	12,458	10,525	11,569
Jul-18	12,651	10,527	11,710
Aug-18	12,855	10,595	11,801
Sep-18	12,828	10,527	11,779
Oct-18	12,247	10,444	11,385
Nov-18	12,268	10,506	11,512
Dec-18	12,134	10,699	11,297
Jan-19	12,347	10,813	11,751
Feb-19	12,458	10,806	11,891
Mar-19	12,570	11,014	12,056
Apr-19	12,750	11,017	12,217
May-19	12,391	11,212	12,022
Jun-19	12,873	11,353	12,410
Jul-19	12,964	11,378	12,451
Aug-19	12,896	11,673	12,451
Sep-19	12,986	11,611	12,561
Oct-19	13,099	11,646	12,713
Nov-19	13,257	11,640	12,831
Dec-19	13,484	11,632	13,020
Jan-20	13,461	11,855	13,081
Feb-20	12,972	12,069	12,760
Mar-20	12,084	11,998	11,958
Apr-20	12,415	12,211	12,606
May-20	12,677	12,268	12,916
Jun-20	12,791	12,345	13,122
Jul-20	13,180	12,530	13,507
Aug-20	13,569	12,428	13,767
Sep-20	13,326	12,422	13,595
Oct-20	13,097	12,366	13,451
Nov-20	13,853	12,488	14,255
Dec-20	14,233	12,505	14,564
Jan-21	14,176	12,415	14,469
Feb-21	14,268	12,236	14,492
Mar-21	14,509	12,083	14,610
Apr-21	14,889	12,178	14,938
May-21	14,981	12,218	15,096
Jun-21	15,154	12,304	15,206
Jul-21	15,211	12,442	15,336
Aug-21	15,395	12,418	15,465
Sep-21	15,061	12,310	15,142
Oct-21	15,385	12,307	15,385
Nov-21	15,246	12,344	15,210
Dec-21	15,477	12,312	15,491
Jan-22	15,060	12,047	14,996
Feb-22	14,926	11,912	14,777
Mar-22	14,840	11,581	14,662
Apr-22	14,326	11,142	13,921
May-22	14,338	11,214	13,970
Jun-22	13,775	11,038	13,328
Jul-22	14,032	11,307	13,895
Aug-22	13,787	10,988	13,494
Sep-22	13,443	10,513	12,619
Oct-22	13,629	10,377	12,866
Nov-22	14,019	10,759	13,564
Dec-22	13,814	10,710	13,345
Jan-23	14,191	11,040	13,950
Feb-23	13,927	10,754	13,588
Mar-23	14,091	11,027	13,865
Apr-23	14,192	11,094	13,978
May-23	14,078	10,973	13,783
Jun-23	14,445	10,934	14,084
Jul-23	14,674	10,927	14,310
Aug-23	14,508	10,857	14,078
Sep-23	14,178	10,581	13,657
Oct-23	13,934	10,414	13,345
Nov-23	14,651	10,886	14,173
Dec-23	15,321	11,302	14,799
Jan-24	15,373	11,271	14,790
Feb-24	15,722	11,112	14,899
Mar-24	16,096	11,215	15,171
Apr-24	15,552	10,931	14,738
May-24	16,096	11,117	15,084
Jun-24	16,303	11,222	15,225
Jul-24	16,615	11,484	15,604
Aug-24	16,902	11,649	15,913
Sep-24	17,058	11,805	16,187
Oct-24	16,744	11,512	15,788
Nov-24	17,215	11,634	16,149
Dec-24	16,736	11,444	15,747

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Retail Class (Inception Date: 6/30/15)	9.24%	4.42%	5.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.43%
Morningstar Moderately Conservative Target Risk Index	6.40%	3.88%	4.89%

Performance Inception Date		Jun. 30, 2015
AssetsNet	$ 179,289,501	$ 179,289,501
Holdings Count | Holding	137	137
Advisory Fees Paid, Amount		$ 1,046,416
InvestmentCompanyPortfolioTurnover		199.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$179,289,501
# of Portfolio Holdings	137
Portfolio Turnover Rate	199%
Advisory Fees and Waivers	1,046,416

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.6%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	0.9%Footnote Reference
Real Estate	2.6%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.4%Footnote Reference
Consumer Staples	8.4%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	14.8%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.8%
Baird Core Plus Bond Fund - Class I	10.6%
Dodge & Cox Income Fund - Class I	5.5%
Frost Total Return Bond Fund - Class I	5.0%
Fidelity Advisor High Income Advantage Fund - Class Z	5.0%
BrandywineGLOBAL High Yield Fund - Class IS	4.9%
Microsoft Corp	3.7%
Berkshire Hathaway Inc	3.6%
Amazon.com Inc	2.6%
Apple Inc	2.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174347
Shareholder Report [Line Items]
Fund Name		Global Allocation Fund
Class Name		Institutional Class
Trading Symbol		GBPIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$147	1.46%

Expenses Paid, Amount		$ 147
Expense Ratio, Percent		1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The Fund slightly favored a higher international allocation relative to its benchmark. The outperformance of U.S. equities relative to international equities.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Global Allocation Index
Dec-14	10,000	10,000	10,000
Jan-15	9,855	9,722	9,944
Feb-15	10,328	10,285	10,249
Mar-15	10,231	10,180	10,173
Apr-15	10,289	10,226	10,343
May-15	10,308	10,368	10,302
Jun-15	10,077	10,194	10,144
Jul-15	10,077	10,365	10,177
Aug-15	9,383	9,739	9,779
Sep-15	9,037	9,455	9,582
Oct-15	9,566	10,202	9,997
Nov-15	9,566	10,258	9,908
Dec-15	9,279	10,048	9,802
Jan-16	8,673	9,481	9,473
Feb-16	8,554	9,478	9,536
Mar-16	9,199	10,145	10,042
Apr-16	9,199	10,208	10,195
May-16	9,189	10,391	10,165
Jun-16	9,170	10,412	10,248
Jul-16	9,528	10,825	10,556
Aug-16	9,558	10,853	10,572
Sep-16	9,658	10,870	10,634
Oct-16	9,399	10,635	10,425
Nov-16	9,468	11,111	10,353
Dec-16	9,618	11,327	10,488
Jan-17	9,869	11,541	10,700
Feb-17	10,090	11,970	10,911
Mar-17	10,201	11,978	11,003
Apr-17	10,341	12,105	11,161
May-17	10,492	12,229	11,359
Jun-17	10,552	12,339	11,392
Jul-17	10,894	12,572	11,628
Aug-17	10,995	12,596	11,694
Sep-17	11,226	12,903	11,817
Oct-17	11,528	13,185	11,956
Nov-17	11,689	13,585	12,143
Dec-17	11,837	13,721	12,278
Jan-18	12,452	14,444	12,707
Feb-18	12,001	13,912	12,347
Mar-18	11,837	13,633	12,257
Apr-18	11,898	13,684	12,264
May-18	11,919	14,071	12,282
Jun-18	11,776	14,163	12,237
Jul-18	12,074	14,633	12,447
Aug-18	12,187	15,147	12,554
Sep-18	12,198	15,172	12,538
Oct-18	11,271	14,055	11,911
Nov-18	11,354	14,336	12,049
Dec-18	11,059	13,002	11,601
Jan-19	11,232	14,118	12,207
Feb-19	11,372	14,614	12,383
Mar-19	11,459	14,828	12,537
Apr-19	11,697	15,420	12,775
May-19	11,080	14,422	12,408
Jun-19	11,729	15,435	12,966
Jul-19	11,697	15,664	12,988
Aug-19	11,469	15,345	12,909
Sep-19	11,707	15,614	13,028
Oct-19	11,968	15,950	13,275
Nov-19	12,197	16,557	13,443
Dec-19	12,569	17,035	13,751
Jan-20	12,293	17,016	13,733
Feb-20	11,452	15,623	13,097
Mar-20	10,135	13,475	11,880
Apr-20	10,511	15,259	12,694
May-20	10,777	16,075	13,088
Jun-20	10,898	16,443	13,375
Jul-20	11,264	17,376	13,940
Aug-20	11,872	18,635	14,437
Sep-20	11,575	17,957	14,145
Oct-20	11,273	17,569	13,938
Nov-20	12,445	19,707	15,099
Dec-20	13,000	20,593	15,614
Jan-21	12,989	20,501	15,514
Feb-21	13,240	21,142	15,651
Mar-21	13,571	21,900	15,834
Apr-21	14,017	23,029	16,355
May-21	14,291	23,134	16,556
Jun-21	14,382	23,705	16,656
Jul-21	14,417	24,105	16,784
Aug-21	14,668	24,793	17,023
Sep-21	14,165	23,681	16,501
Oct-21	14,657	25,282	16,962
Nov-21	14,291	24,897	16,674
Dec-21	14,696	25,877	17,067
Jan-22	14,188	24,355	16,372
Feb-22	13,935	23,741	16,057
Mar-22	13,884	24,512	16,074
Apr-22	13,148	22,312	14,986
May-22	13,186	22,282	15,006
Jun-22	12,653	20,418	14,043
Jul-22	12,983	22,333	14,774
Aug-22	12,564	21,500	14,255
Sep-22	11,739	19,506	13,131
Oct-22	12,285	21,106	13,570
Nov-22	13,187	22,208	14,470
Dec-22	12,850	20,907	14,148
Jan-23	13,604	22,347	14,935
Feb-23	13,182	21,825	14,517
Mar-23	13,515	22,408	14,909
Apr-23	13,758	22,647	15,061
May-23	13,451	22,735	14,861
Jun-23	14,027	24,288	15,405
Jul-23	14,426	25,158	15,780
Aug-23	14,027	24,673	15,440
Sep-23	13,499	23,497	14,884
Oct-23	13,098	22,875	14,510
Nov-23	14,120	25,008	15,598
Dec-23	14,890	26,334	16,335
Jan-24	14,838	26,626	16,312
Feb-24	15,412	28,067	16,659
Mar-24	15,909	28,973	17,032
Apr-24	15,318	27,698	16,520
May-24	16,000	29,006	17,031
Jun-24	16,079	29,904	17,260
Jul-24	16,435	30,460	17,657
Aug-24	16,764	31,123	18,064
Sep-24	16,962	31,767	18,431
Oct-24	16,458	31,534	17,933
Nov-24	16,882	33,632	18,381
Dec-24	16,296	32,604	17,932

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	9.44%	5.33%	5.00%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Global Allocation Index	9.78%	5.45%	6.01%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 37,126,582	$ 37,126,582
Holdings Count | Holding	137	137
Advisory Fees Paid, Amount		$ 271,440
InvestmentCompanyPortfolioTurnover		214.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$37,126,582
# of Portfolio Holdings	137
Portfolio Turnover Rate	214%
Advisory Fees and Waivers	271,440

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.7%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	1.4%Footnote Reference
Real Estate	1.9%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.7%Footnote Reference
Consumer Staples	8.8%Footnote Reference
Industrials	8.8%Footnote Reference
Consumer Discretionary	15.0%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core MSCI EAFE ETF	8.0%
Microsoft Corp	2.9%
Berkshire Hathaway Inc	2.9%
Baird Core Plus Bond Fund - Class I	2.2%
Fidelity Total Bond Fund - Class Z	2.2%
Amazon.com Inc	2.1%
iShares Core MSCI Emerging Markets ETF	1.7%
NVIDIA Corp	1.6%
Apple Inc	1.6%
Dodge & Cox Income Fund - Class I	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000010071
Shareholder Report [Line Items]
Fund Name		Sector Rotation Fund
Class Name		Retail Class
Trading Symbol		FLCGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$172	1.68%

Expenses Paid, Amount		$ 172
Expense Ratio, Percent		1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. sector rotation detracted from performance in 2024.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Dec-14	10,000	10,000	10,000	10,000
Jan-15	9,582	9,722	9,888	9,678
Feb-15	10,114	10,285	10,394	10,253
Mar-15	10,014	10,180	10,531	10,432
Apr-15	10,171	10,226	10,374	10,165
May-15	10,148	10,368	10,559	10,398
Jun-15	9,974	10,194	10,420	10,475
Jul-15	9,818	10,365	10,434	10,354
Aug-15	9,385	9,739	9,852	9,703
Sep-15	8,998	9,455	9,534	9,227
Oct-15	9,630	10,202	10,072	9,747
Nov-15	9,844	10,258	10,208	10,064
Dec-15	9,232	10,048	9,782	9,559
Jan-16	8,586	9,481	9,226	8,718
Feb-16	8,752	9,478	9,356	8,718
Mar-16	9,763	10,145	10,153	9,413
Apr-16	10,055	10,208	10,277	9,561
May-16	10,049	10,391	10,514	9,777
Jun-16	10,029	10,412	10,558	9,770
Jul-16	10,558	10,825	11,011	10,354
Aug-16	10,671	10,853	11,066	10,537
Sep-16	10,731	10,870	10,996	10,654
Oct-16	10,214	10,635	10,702	10,148
Nov-16	11,164	11,111	11,558	11,279
Dec-16	11,277	11,327	11,811	11,595
Jan-17	11,395	11,541	12,009	11,641
Feb-17	11,426	11,970	12,324	11,866
Mar-17	11,473	11,978	12,277	11,881
Apr-17	11,476	12,105	12,379	12,012
May-17	11,307	12,229	12,319	11,767
Jun-17	11,628	12,339	12,518	12,174
Jul-17	11,784	12,572	12,629	12,264
Aug-17	11,530	12,596	12,435	12,108
Sep-17	12,095	12,903	12,922	12,864
Oct-17	12,142	13,185	13,214	12,974
Nov-17	12,744	13,585	13,700	13,348
Dec-17	12,790	13,721	13,730	13,294
Jan-18	13,110	14,444	14,124	13,641
Feb-18	12,425	13,912	13,498	13,113
Mar-18	12,331	13,633	13,624	13,283
Apr-18	12,491	13,684	13,588	13,397
May-18	12,884	14,071	14,149	14,211
Jun-18	13,176	14,163	14,209	14,312
Jul-18	13,430	14,633	14,459	14,562
Aug-18	13,761	15,147	14,921	15,190
Sep-18	13,670	15,172	14,758	14,824
Oct-18	12,529	14,055	13,349	13,214
Nov-18	12,668	14,336	13,766	13,424
Dec-18	11,210	13,002	12,208	11,830
Jan-19	12,536	14,118	13,485	13,160
Feb-19	12,894	14,614	14,057	13,845
Mar-19	12,773	14,828	13,977	13,555
Apr-19	12,999	15,420	14,539	14,015
May-19	11,433	14,422	13,380	12,925
Jun-19	12,456	15,435	14,402	13,839
Jul-19	12,223	15,664	14,574	13,918
Aug-19	11,241	15,345	13,962	13,231
Sep-19	12,163	15,614	14,390	13,507
Oct-19	12,502	15,950	14,553	13,862
Nov-19	13,005	16,557	14,986	14,433
Dec-19	13,282	17,035	15,407	14,849
Jan-20	12,497	17,016	15,004	14,373
Feb-20	11,166	15,623	13,580	13,163
Mar-20	7,936	13,475	10,831	10,303
Apr-20	9,281	15,259	12,367	11,718
May-20	9,635	16,075	13,271	12,481
Jun-20	9,800	16,443	13,438	12,922
Jul-20	10,316	17,376	14,058	13,280
Aug-20	10,682	18,635	14,552	14,028
Sep-20	10,334	17,957	14,079	13,559
Oct-20	10,503	17,569	14,385	13,843
Nov-20	12,023	19,707	16,439	16,395
Dec-20	12,570	20,593	17,511	17,813
Jan-21	12,722	20,501	17,774	18,709
Feb-21	14,006	21,142	18,983	19,876
Mar-21	14,944	21,900	19,870	20,075
Apr-21	15,699	23,029	20,764	20,497
May-21	16,154	23,134	20,805	20,539
Jun-21	15,737	23,705	20,592	20,937
Jul-21	15,385	24,105	20,663	20,181
Aug-21	15,617	24,793	21,066	20,632
Sep-21	15,138	23,681	20,229	20,024
Oct-21	15,808	25,282	21,420	20,876
Nov-21	15,219	24,897	20,791	20,006
Dec-21	16,007	25,877	21,847	20,453
Jan-22	15,534	24,355	20,272	18,484
Feb-22	15,513	23,741	20,497	18,681
Mar-22	15,892	24,512	20,781	18,914
Apr-22	14,772	22,312	19,304	17,039
May-22	14,892	22,282	19,449	17,065
Jun-22	13,344	20,418	17,578	15,661
Jul-22	14,455	22,333	19,485	17,296
Aug-22	13,920	21,500	18,880	16,942
Sep-22	12,598	19,506	17,145	15,319
Oct-22	13,832	21,106	18,948	17,005
Nov-22	14,597	22,208	20,107	17,402
Dec-22	13,807	20,907	18,993	16,273
Jan-23	15,320	22,347	20,746	17,859
Feb-23	14,710	21,825	20,370	17,557
Mar-23	14,019	22,408	19,716	16,718
Apr-23	13,942	22,647	19,562	16,418
May-23	13,573	22,735	18,938	16,266
Jun-23	14,868	24,288	20,673	17,589
Jul-23	15,400	25,158	21,526	18,664
Aug-23	14,859	24,673	20,903	17,731
Sep-23	13,970	23,497	19,804	16,687
Oct-23	13,235	22,875	18,747	15,549
Nov-23	14,606	25,008	20,342	16,956
Dec-23	15,761	26,334	22,115	19,028
Jan-24	15,499	26,626	21,737	18,288
Feb-24	16,057	28,067	23,028	19,322
Mar-24	16,662	28,973	24,317	20,013
Apr-24	15,956	27,698	22,853	18,605
May-24	16,636	29,006	23,856	19,538
Jun-24	16,907	29,904	23,479	19,357
Jul-24	17,093	30,460	24,842	21,324
Aug-24	17,395	31,123	24,822	21,006
Sep-24	17,787	31,767	25,109	21,152
Oct-24	17,424	31,534	24,932	20,847
Nov-24	18,242	33,632	27,128	23,134
Dec-24	17,683	32,604	25,196	21,223

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	12.20%	5.89%	5.87%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400	13.93%	10.34%	9.68%
Russell 2000 Index	11.54%	7.40%	7.82%

AssetsNet	$ 36,502,983	$ 36,502,983
Holdings Count | Holding	619	619
Advisory Fees Paid, Amount		$ 274,037
InvestmentCompanyPortfolioTurnover		283.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$36,502,983
# of Portfolio Holdings	619
Portfolio Turnover Rate	283%
Advisory Fees and Waivers	274,037

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.0%Footnote Reference
Consumer Staples	2.4%Footnote Reference
Utilities	3.0%Footnote Reference
Materials	3.3%Footnote Reference
Real Estate	3.5%Footnote Reference
Health Care	7.2%Footnote Reference
Financials	9.8%Footnote Reference
Communication Services	12.6%Footnote Reference
Industrials	12.9%Footnote Reference
Consumer Discretionary	16.3%Footnote Reference
Information Technology	29.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Apple Inc	3.6%
NVIDIA Corp	3.1%
Microsoft Corp	3.1%
Amazon.com Inc	3.0%
Alphabet Inc - Class A	3.0%
Meta Platforms Inc	1.8%
Tesla Inc	1.6%
Baird Core Plus Bond Fund - Class I	1.3%
Fidelity Total Bond Fund - Class Z	1.2%
Broadcom Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174353
Shareholder Report [Line Items]
Fund Name		Moderate Allocation Fund
Class Name		Adviser Class
Trading Symbol		DVOAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$96	0.95%

Expenses Paid, Amount		$ 96
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,748	10,332	10,491
Jan-17	10,795	10,352	10,615
Feb-17	11,180	10,422	10,778
Mar-17	11,057	10,416	10,816
Apr-17	11,129	10,497	10,918
May-17	11,088	10,577	11,032
Jun-17	11,275	10,567	11,051
Jul-17	11,463	10,612	11,192
Aug-17	11,381	10,707	11,259
Sep-17	11,763	10,656	11,336
Oct-17	12,083	10,663	11,434
Nov-17	12,393	10,649	11,533
Dec-17	12,511	10,698	11,630
Jan-18	12,811	10,575	11,812
Feb-18	12,522	10,474	11,557
Mar-18	12,414	10,542	11,523
Apr-18	12,425	10,463	11,506
May-18	12,554	10,538	11,576
Jun-18	12,522	10,525	11,569
Jul-18	12,727	10,527	11,710
Aug-18	12,932	10,595	11,801
Sep-18	12,905	10,527	11,779
Oct-18	12,321	10,444	11,385
Nov-18	12,342	10,506	11,512
Dec-18	12,203	10,699	11,297
Jan-19	12,428	10,813	11,751
Feb-19	12,540	10,806	11,891
Mar-19	12,658	11,014	12,056
Apr-19	12,839	11,017	12,217
May-19	12,478	11,212	12,022
Jun-19	12,968	11,353	12,410
Jul-19	13,059	11,378	12,451
Aug-19	13,002	11,673	12,451
Sep-19	13,093	11,611	12,561
Oct-19	13,207	11,646	12,713
Nov-19	13,377	11,640	12,831
Dec-19	13,600	11,632	13,020
Jan-20	13,588	11,855	13,081
Feb-20	13,106	12,069	12,760
Mar-20	12,201	11,998	11,958
Apr-20	12,546	12,211	12,606
May-20	12,810	12,268	12,916
Jun-20	12,925	12,345	13,122
Jul-20	13,329	12,530	13,507
Aug-20	13,733	12,428	13,767
Sep-20	13,491	12,422	13,595
Oct-20	13,259	12,366	13,451
Nov-20	14,035	12,488	14,255
Dec-20	14,421	12,505	14,564
Jan-21	14,363	12,415	14,469
Feb-21	14,456	12,236	14,492
Mar-21	14,700	12,083	14,610
Apr-21	15,096	12,178	14,938
May-21	15,189	12,218	15,096
Jun-21	15,376	12,304	15,206
Jul-21	15,445	12,442	15,336
Aug-21	15,632	12,418	15,465
Sep-21	15,306	12,310	15,142
Oct-21	15,634	12,307	15,385
Nov-21	15,505	12,344	15,210
Dec-21	15,741	12,312	15,491
Jan-22	15,330	12,047	14,996
Feb-22	15,194	11,912	14,777
Mar-22	15,119	11,581	14,662
Apr-22	14,597	11,142	13,921
May-22	14,609	11,214	13,970
Jun-22	14,037	11,038	13,328
Jul-22	14,299	11,307	13,895
Aug-22	14,062	10,988	13,494
Sep-22	13,714	10,513	12,619
Oct-22	13,915	10,377	12,866
Nov-22	14,312	10,759	13,564
Dec-22	14,105	10,710	13,345
Jan-23	14,502	11,040	13,950
Feb-23	14,233	10,754	13,588
Mar-23	14,412	11,027	13,865
Apr-23	14,515	11,094	13,978
May-23	14,400	10,973	13,783
Jun-23	14,786	10,934	14,084
Jul-23	15,032	10,927	14,310
Aug-23	14,863	10,857	14,078
Sep-23	14,526	10,581	13,657
Oct-23	14,292	10,414	13,345
Nov-23	15,022	10,886	14,173
Dec-23	15,718	11,302	14,799
Jan-24	15,770	11,271	14,790
Feb-24	16,126	11,112	14,899
Mar-24	16,521	11,215	15,171
Apr-24	15,965	10,931	14,738
May-24	16,535	11,117	15,084
Jun-24	16,746	11,222	15,225
Jul-24	17,079	11,484	15,604
Aug-24	17,386	11,649	15,913
Sep-24	17,559	11,805	16,187
Oct-24	17,224	11,512	15,788
Nov-24	17,720	11,634	16,149
Dec-24	17,235	11,444	15,747

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Adviser Class (Inception Date: 6/30/15)	9.66%	4.85%	5.90%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.43%
Morningstar Moderately Conservative Target Risk Index	6.40%	3.88%	4.89%

Performance Inception Date		Jun. 30, 2015
No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 179,289,501	$ 179,289,501
Holdings Count | Holding	137	137
Advisory Fees Paid, Amount		$ 1,046,416
InvestmentCompanyPortfolioTurnover		199.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$179,289,501
# of Portfolio Holdings	137
Portfolio Turnover Rate	199%
Advisory Fees and Waivers	1,046,416

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.6%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	0.9%Footnote Reference
Real Estate	2.6%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.4%Footnote Reference
Consumer Staples	8.4%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	14.8%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.8%
Baird Core Plus Bond Fund - Class I	10.6%
Dodge & Cox Income Fund - Class I	5.5%
Frost Total Return Bond Fund - Class I	5.0%
Fidelity Advisor High Income Advantage Fund - Class Z	5.0%
BrandywineGLOBAL High Yield Fund - Class IS	4.9%
Microsoft Corp	3.7%
Berkshire Hathaway Inc	3.6%
Amazon.com Inc	2.6%
Apple Inc	2.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174337
Shareholder Report [Line Items]
Fund Name		Muirfield Fund
Class Name		Adviser Class
Trading Symbol		FLMAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$86	0.85%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,716	9,722	9,925
Feb-15	10,228	10,285	10,216
Mar-15	10,100	10,180	10,137
Apr-15	10,085	10,226	10,271
May-15	10,199	10,368	10,263
Jun-15	10,000	10,194	10,115
Jul-15	10,100	10,365	10,140
Aug-15	9,530	9,739	9,777
Sep-15	9,288	9,455	9,596
Oct-15	9,630	10,202	10,000
Nov-15	9,630	10,258	9,959
Dec-15	9,450	10,048	9,821
Jan-16	8,982	9,481	9,509
Feb-16	8,938	9,478	9,555
Mar-16	9,347	10,145	10,032
Apr-16	9,333	10,208	10,158
May-16	9,450	10,391	10,187
Jun-16	9,435	10,412	10,273
Jul-16	9,771	10,825	10,560
Aug-16	9,786	10,853	10,582
Sep-16	9,801	10,870	10,622
Oct-16	9,556	10,635	10,467
Nov-16	9,894	11,111	10,524
Dec-16	10,004	11,327	10,663
Jan-17	10,151	11,541	10,835
Feb-17	10,533	11,970	11,054
Mar-17	10,533	11,978	11,109
Apr-17	10,651	12,105	11,225
May-17	10,784	12,229	11,355
Jun-17	10,872	12,339	11,398
Jul-17	11,108	12,572	11,592
Aug-17	11,167	12,596	11,650
Sep-17	11,388	12,903	11,785
Oct-17	11,667	13,185	11,932
Nov-17	11,933	13,585	12,094
Dec-17	12,054	13,721	12,225
Jan-18	12,691	14,444	12,558
Feb-18	12,181	13,912	12,197
Mar-18	11,942	13,633	12,119
Apr-18	12,022	13,684	12,132
May-18	12,213	14,071	12,206
Jun-18	12,165	14,163	12,187
Jul-18	12,516	14,633	12,399
Aug-18	12,914	15,147	12,508
Sep-18	12,874	15,172	12,495
Oct-18	11,901	14,055	11,906
Nov-18	11,996	14,336	12,072
Dec-18	11,645	13,002	11,644
Jan-19	11,806	14,118	12,283
Feb-19	11,968	14,614	12,496
Mar-19	12,049	14,828	12,655
Apr-19	12,340	15,420	12,899
May-19	11,580	14,422	12,513
Jun-19	12,283	15,435	13,050
Jul-19	12,413	15,664	13,092
Aug-19	12,138	15,345	12,980
Sep-19	12,348	15,614	13,170
Oct-19	12,543	15,950	13,389
Nov-19	12,884	16,557	13,574
Dec-19	13,252	17,035	13,859
Jan-20	13,053	17,016	13,823
Feb-20	12,072	15,623	13,210
Mar-20	10,841	13,475	12,005
Apr-20	11,340	15,259	12,860
May-20	11,590	16,075	13,272
Jun-20	11,673	16,443	13,534
Jul-20	12,124	17,376	14,014
Aug-20	12,892	18,635	14,435
Sep-20	12,492	17,957	14,184
Oct-20	12,106	17,569	13,993
Nov-20	13,281	19,707	15,172
Dec-20	13,872	20,593	15,636
Jan-21	13,872	20,501	15,541
Feb-21	14,241	21,142	15,729
Mar-21	14,779	21,900	15,975
Apr-21	15,434	23,029	16,435
May-21	15,601	23,134	16,662
Jun-21	15,820	23,705	16,771
Jul-21	15,971	24,105	16,892
Aug-21	16,357	24,793	17,112
Sep-21	15,758	23,681	16,658
Oct-21	16,484	25,282	17,069
Nov-21	16,247	24,897	16,760
Dec-21	16,731	25,877	17,230
Jan-22	16,054	24,355	16,579
Feb-22	15,862	23,741	16,325
Mar-22	15,932	24,512	16,336
Apr-22	15,081	22,312	15,381
May-22	15,133	22,282	15,425
Jun-22	14,559	20,418	14,484
Jul-22	15,011	22,333	15,225
Aug-22	14,664	21,500	14,761
Sep-22	14,160	19,506	13,626
Oct-22	14,699	21,106	14,082
Nov-22	15,241	22,208	15,004
Dec-22	14,915	20,907	14,684
Jan-23	15,415	22,347	15,489
Feb-23	15,058	21,825	15,052
Mar-23	15,272	22,408	15,319
Apr-23	15,487	22,647	15,459
May-23	15,361	22,735	15,187
Jun-23	16,148	24,288	15,699
Jul-23	16,615	25,158	16,074
Aug-23	16,328	24,673	15,718
Sep-23	15,699	23,497	15,183
Oct-23	15,230	22,875	14,750
Nov-23	16,186	25,008	15,837
Dec-23	16,980	26,334	16,626
Jan-24	17,201	26,626	16,605
Feb-24	18,103	28,067	16,874
Mar-24	18,840	28,973	17,276
Apr-24	17,971	27,698	16,734
May-24	18,969	29,006	17,175
Jun-24	19,264	29,904	17,322
Jul-24	19,635	30,460	17,763
Aug-24	20,024	31,123	18,161
Sep-24	20,135	31,767	18,530
Oct-24	19,800	31,534	18,050
Nov-24	20,748	33,632	18,553
Dec-24	19,913	32,604	18,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	17.28%	8.49%	7.13%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.05%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 931,149,539	$ 931,149,539
Holdings Count | Holding	170	170
Advisory Fees Paid, Amount		$ 5,470,874
InvestmentCompanyPortfolioTurnover		312.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$931,149,539
# of Portfolio Holdings	170
Portfolio Turnover Rate	312%
Advisory Fees and Waivers	5,470,874

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.5%Footnote Reference
Utilities	0.9%Footnote Reference
Materials	1.3%Footnote Reference
Real Estate	2.4%Footnote Reference
Health Care	5.5%Footnote Reference
Industrials	8.0%Footnote Reference
Consumer Staples	8.4%Footnote Reference
Communication Services	9.3%Footnote Reference
Consumer Discretionary	14.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	30.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway Inc	6.8%
Microsoft Corp	6.6%
Amazon.com Inc	4.3%
NVIDIA Corp	3.9%
Apple Inc	3.6%
Texas Instruments Inc	2.5%
Meta Platforms Inc	2.5%
Alphabet Inc - Class C	2.2%
Costco Wholesale Corp	2.0%
Mastercard Inc	1.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000010077
Shareholder Report [Line Items]
Fund Name		Balanced Fund
Class Name		Retail Class
Trading Symbol		FLDFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$137	1.35%

Expenses Paid, Amount		$ 137
Expense Ratio, Percent		1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,827	9,722	9,925
Feb-15	10,182	10,285	10,216
Mar-15	10,100	10,180	10,137
Apr-15	10,082	10,226	10,271
May-15	10,146	10,368	10,263
Jun-15	9,963	10,194	10,115
Jul-15	10,055	10,365	10,140
Aug-15	9,635	9,739	9,777
Sep-15	9,461	9,455	9,596
Oct-15	9,727	10,202	10,000
Nov-15	9,690	10,258	9,959
Dec-15	9,553	10,048	9,821
Jan-16	9,230	9,481	9,509
Feb-16	9,212	9,478	9,555
Mar-16	9,534	10,145	10,032
Apr-16	9,553	10,208	10,158
May-16	9,617	10,391	10,187
Jun-16	9,664	10,412	10,273
Jul-16	9,932	10,825	10,560
Aug-16	9,941	10,853	10,582
Sep-16	9,950	10,870	10,622
Oct-16	9,746	10,635	10,467
Nov-16	9,913	11,111	10,524
Dec-16	10,015	11,327	10,663
Jan-17	10,127	11,541	10,835
Feb-17	10,416	11,970	11,054
Mar-17	10,416	11,978	11,109
Apr-17	10,528	12,105	11,225
May-17	10,631	12,229	11,355
Jun-17	10,673	12,339	11,398
Jul-17	10,860	12,572	11,592
Aug-17	10,916	12,596	11,650
Sep-17	11,056	12,903	11,785
Oct-17	11,234	13,185	11,932
Nov-17	11,394	13,585	12,094
Dec-17	11,491	13,721	12,225
Jan-18	11,857	14,444	12,558
Feb-18	11,501	13,912	12,197
Mar-18	11,352	13,633	12,119
Apr-18	11,362	13,684	12,132
May-18	11,491	14,071	12,206
Jun-18	11,481	14,163	12,187
Jul-18	11,729	14,633	12,399
Aug-18	11,988	15,147	12,508
Sep-18	11,953	15,172	12,495
Oct-18	11,266	14,055	11,906
Nov-18	11,326	14,336	12,072
Dec-18	11,117	13,002	11,644
Jan-19	11,298	14,118	12,283
Feb-19	11,418	14,614	12,496
Mar-19	11,519	14,828	12,655
Apr-19	11,720	15,420	12,899
May-19	11,247	14,422	12,513
Jun-19	11,780	15,435	13,050
Jul-19	11,871	15,664	13,092
Aug-19	11,740	15,345	12,980
Sep-19	11,871	15,614	13,170
Oct-19	12,002	15,950	13,389
Nov-19	12,225	16,557	13,574
Dec-19	12,484	17,035	13,859
Jan-20	12,402	17,016	13,823
Feb-20	11,751	15,623	13,210
Mar-20	10,793	13,475	12,005
Apr-20	11,180	15,259	12,860
May-20	11,404	16,075	13,272
Jun-20	11,496	16,443	13,534
Jul-20	11,884	17,376	14,014
Aug-20	12,385	18,635	14,435
Sep-20	12,103	17,957	14,184
Oct-20	11,837	17,569	13,993
Nov-20	12,708	19,707	15,172
Dec-20	13,141	20,593	15,636
Jan-21	13,100	20,501	15,541
Feb-21	13,285	21,142	15,729
Mar-21	13,623	21,900	15,975
Apr-21	14,074	23,029	16,435
May-21	14,187	23,134	16,662
Jun-21	14,361	23,705	16,771
Jul-21	14,453	24,105	16,892
Aug-21	14,699	24,793	17,112
Sep-21	14,289	23,681	16,658
Oct-21	14,733	25,282	17,069
Nov-21	14,588	24,897	16,760
Dec-21	14,879	25,877	17,230
Jan-22	14,403	24,355	16,579
Feb-22	14,247	23,741	16,325
Mar-22	14,214	24,512	16,336
Apr-22	13,604	22,312	15,381
May-22	13,627	22,282	15,425
Jun-22	13,094	20,418	14,484
Jul-22	13,395	22,333	15,225
Aug-22	13,128	21,500	14,761
Sep-22	12,761	19,506	13,626
Oct-22	13,075	21,106	14,082
Nov-22	13,479	22,208	15,004
Dec-22	13,230	20,907	14,684
Jan-23	13,598	22,347	15,489
Feb-23	13,299	21,825	15,052
Mar-23	13,506	22,408	15,319
Apr-23	13,656	22,647	15,459
May-23	13,552	22,735	15,187
Jun-23	14,048	24,288	15,699
Jul-23	14,315	25,158	16,074
Aug-23	14,141	24,673	15,718
Sep-23	13,736	23,497	15,183
Oct-23	13,434	22,875	14,750
Nov-23	14,177	25,008	15,837
Dec-23	14,828	26,334	16,626
Jan-24	14,921	26,626	16,605
Feb-24	15,459	28,067	16,874
Mar-24	15,927	28,973	17,276
Apr-24	15,293	27,698	16,734
May-24	15,950	29,006	17,175
Jun-24	16,173	29,904	17,322
Jul-24	16,467	30,460	17,763
Aug-24	16,773	31,123	18,161
Sep-24	16,902	31,767	18,530
Oct-24	16,583	31,534	18,050
Nov-24	17,150	33,632	18,553
Dec-24	16,577	32,604	18,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	11.80%	5.84%	5.18%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.05%

AssetsNet	$ 406,204,680	$ 406,204,680
Holdings Count | Holding	159	159
Advisory Fees Paid, Amount		$ 2,653,133
InvestmentCompanyPortfolioTurnover		247.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$406,204,680
# of Portfolio Holdings	159
Portfolio Turnover Rate	247%
Advisory Fees and Waivers	2,653,133

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.7%Footnote Reference
Energy	0.9%Footnote Reference
Materials	1.0%Footnote Reference
Real Estate	2.1%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.5%Footnote Reference
Consumer Staples	8.5%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	14.5%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.8%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	6.2%
Baird Core Plus Bond Fund - Class I	6.2%
Berkshire Hathaway Inc	5.6%
Microsoft Corp	5.5%
Dodge & Cox Income Fund - Class I	3.9%
Amazon.com Inc	3.7%
NVIDIA Corp	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Apple Inc	3.0%
Fidelity Advisor High Income Advantage Fund - Class Z	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174354
Shareholder Report [Line Items]
Fund Name		Moderate Allocation Fund
Class Name		Institutional Class
Trading Symbol		DVOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Moderate Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$104	1.03%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-15	10,000	10,000	10,000
Jul-15	10,090	10,070	10,037
Aug-15	9,490	10,055	9,801
Sep-15	9,240	10,123	9,700
Oct-15	9,847	10,125	9,973
Nov-15	9,787	10,098	9,925
Dec-15	9,585	10,065	9,836
Jan-16	9,111	10,204	9,669
Feb-16	9,060	10,276	9,729
Mar-16	9,677	10,371	10,076
Apr-16	9,728	10,410	10,178
May-16	9,905	10,413	10,195
Jun-16	9,930	10,600	10,313
Jul-16	10,420	10,667	10,520
Aug-16	10,333	10,655	10,530
Sep-16	10,364	10,649	10,566
Oct-16	10,110	10,567	10,436
Nov-16	10,607	10,317	10,396
Dec-16	10,748	10,332	10,491
Jan-17	10,804	10,352	10,615
Feb-17	11,179	10,422	10,778
Mar-17	11,066	10,416	10,816
Apr-17	11,128	10,497	10,918
May-17	11,092	10,577	11,032
Jun-17	11,275	10,567	11,051
Jul-17	11,463	10,612	11,192
Aug-17	11,391	10,707	11,259
Sep-17	11,772	10,656	11,336
Oct-17	12,092	10,663	11,434
Nov-17	12,412	10,649	11,533
Dec-17	12,526	10,698	11,630
Jan-18	12,827	10,575	11,812
Feb-18	12,548	10,474	11,557
Mar-18	12,430	10,542	11,523
Apr-18	12,441	10,463	11,506
May-18	12,580	10,538	11,576
Jun-18	12,548	10,525	11,569
Jul-18	12,753	10,527	11,710
Aug-18	12,958	10,595	11,801
Sep-18	12,942	10,527	11,779
Oct-18	12,357	10,444	11,385
Nov-18	12,379	10,506	11,512
Dec-18	12,251	10,699	11,297
Jan-19	12,465	10,813	11,751
Feb-19	12,578	10,806	11,891
Mar-19	12,702	11,014	12,056
Apr-19	12,883	11,017	12,217
May-19	12,532	11,212	12,022
Jun-19	13,018	11,353	12,410
Jul-19	13,109	11,378	12,451
Aug-19	13,052	11,673	12,451
Sep-19	13,143	11,611	12,561
Oct-19	13,269	11,646	12,713
Nov-19	13,440	11,640	12,831
Dec-19	13,663	11,632	13,020
Jan-20	13,651	11,855	13,081
Feb-20	13,157	12,069	12,760
Mar-20	12,249	11,998	11,958
Apr-20	12,595	12,211	12,606
May-20	12,860	12,268	12,916
Jun-20	12,987	12,345	13,122
Jul-20	13,380	12,530	13,507
Aug-20	13,785	12,428	13,767
Sep-20	13,542	12,422	13,595
Oct-20	13,321	12,366	13,451
Nov-20	14,087	12,488	14,255
Dec-20	14,485	12,505	14,564
Jan-21	14,427	12,415	14,469
Feb-21	14,520	12,236	14,492
Mar-21	14,765	12,083	14,610
Apr-21	15,162	12,178	14,938
May-21	15,255	12,218	15,096
Jun-21	15,442	12,304	15,206
Jul-21	15,512	12,442	15,336
Aug-21	15,698	12,418	15,465
Sep-21	15,360	12,310	15,142
Oct-21	15,701	12,307	15,385
Nov-21	15,572	12,344	15,210
Dec-21	15,796	12,312	15,491
Jan-22	15,385	12,047	14,996
Feb-22	15,248	11,912	14,777
Mar-22	15,173	11,581	14,662
Apr-22	14,650	11,142	13,921
May-22	14,662	11,214	13,970
Jun-22	14,089	11,038	13,328
Jul-22	14,352	11,307	13,895
Aug-22	14,114	10,988	13,494
Sep-22	13,764	10,513	12,619
Oct-22	13,966	10,377	12,866
Nov-22	14,364	10,759	13,564
Dec-22	14,155	10,710	13,345
Jan-23	14,553	11,040	13,950
Feb-23	14,271	10,754	13,588
Mar-23	14,450	11,027	13,865
Apr-23	14,566	11,094	13,978
May-23	14,437	10,973	13,783
Jun-23	14,824	10,934	14,084
Jul-23	15,071	10,927	14,310
Aug-23	14,902	10,857	14,078
Sep-23	14,564	10,581	13,657
Oct-23	14,329	10,414	13,345
Nov-23	15,061	10,886	14,173
Dec-23	15,763	11,302	14,799
Jan-24	15,815	11,271	14,790
Feb-24	16,172	11,112	14,899
Mar-24	16,567	11,215	15,171
Apr-24	15,997	10,931	14,738
May-24	16,567	11,117	15,084
Jun-24	16,779	11,222	15,225
Jul-24	17,112	11,484	15,604
Aug-24	17,419	11,649	15,913
Sep-24	17,592	11,805	16,187
Oct-24	17,257	11,512	15,788
Nov-24	17,753	11,634	16,149
Dec-24	17,265	11,444	15,747

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Institutional Class (Inception Date: 6/30/15)	9.53%	4.79%	5.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.43%
Morningstar Moderately Conservative Target Risk Index	6.40%	3.88%	4.89%

Performance Inception Date		Jun. 30, 2015
No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 179,289,501	$ 179,289,501
Holdings Count | Holding	137	137
Advisory Fees Paid, Amount		$ 1,046,416
InvestmentCompanyPortfolioTurnover		199.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$179,289,501
# of Portfolio Holdings	137
Portfolio Turnover Rate	199%
Advisory Fees and Waivers	1,046,416

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.6%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	0.9%Footnote Reference
Real Estate	2.6%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.4%Footnote Reference
Consumer Staples	8.4%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	14.8%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	10.8%
Baird Core Plus Bond Fund - Class I	10.6%
Dodge & Cox Income Fund - Class I	5.5%
Frost Total Return Bond Fund - Class I	5.0%
Fidelity Advisor High Income Advantage Fund - Class Z	5.0%
BrandywineGLOBAL High Yield Fund - Class IS	4.9%
Microsoft Corp	3.7%
Berkshire Hathaway Inc	3.6%
Amazon.com Inc	2.6%
Apple Inc	2.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174338
Shareholder Report [Line Items]
Fund Name		Muirfield Fund
Class Name		Institutional Class
Trading Symbol		FLMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Muirfield Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$95	0.93%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,716	9,722	9,925
Feb-15	10,228	10,285	10,216
Mar-15	10,100	10,180	10,137
Apr-15	10,085	10,226	10,271
May-15	10,199	10,368	10,263
Jun-15	10,000	10,194	10,115
Jul-15	10,100	10,365	10,140
Aug-15	9,530	9,739	9,777
Sep-15	9,288	9,455	9,596
Oct-15	9,630	10,202	10,000
Nov-15	9,630	10,258	9,959
Dec-15	9,450	10,048	9,821
Jan-16	8,982	9,481	9,509
Feb-16	8,938	9,478	9,555
Mar-16	9,347	10,145	10,032
Apr-16	9,333	10,208	10,158
May-16	9,450	10,391	10,187
Jun-16	9,435	10,412	10,273
Jul-16	9,771	10,825	10,560
Aug-16	9,786	10,853	10,582
Sep-16	9,801	10,870	10,622
Oct-16	9,556	10,635	10,467
Nov-16	9,894	11,111	10,524
Dec-16	10,007	11,327	10,663
Jan-17	10,154	11,541	10,835
Feb-17	10,537	11,970	11,054
Mar-17	10,522	11,978	11,109
Apr-17	10,655	12,105	11,225
May-17	10,788	12,229	11,355
Jun-17	10,861	12,339	11,398
Jul-17	11,112	12,572	11,592
Aug-17	11,171	12,596	11,650
Sep-17	11,392	12,903	11,785
Oct-17	11,672	13,185	11,932
Nov-17	11,937	13,585	12,094
Dec-17	12,069	13,721	12,225
Jan-18	12,691	14,444	12,558
Feb-18	12,197	13,912	12,197
Mar-18	11,957	13,633	12,119
Apr-18	12,037	13,684	12,132
May-18	12,228	14,071	12,206
Jun-18	12,181	14,163	12,187
Jul-18	12,531	14,633	12,399
Aug-18	12,946	15,147	12,508
Sep-18	12,898	15,172	12,495
Oct-18	11,923	14,055	11,906
Nov-18	12,019	14,336	12,072
Dec-18	11,687	13,002	11,644
Jan-19	11,849	14,118	12,283
Feb-19	12,011	14,614	12,496
Mar-19	12,092	14,828	12,655
Apr-19	12,368	15,420	12,899
May-19	11,622	14,422	12,513
Jun-19	12,319	15,435	13,050
Jul-19	12,449	15,664	13,092
Aug-19	12,173	15,345	12,980
Sep-19	12,400	15,614	13,170
Oct-19	12,596	15,950	13,389
Nov-19	12,938	16,557	13,574
Dec-19	13,324	17,035	13,859
Jan-20	13,107	17,016	13,823
Feb-20	12,123	15,623	13,210
Mar-20	10,889	13,475	12,005
Apr-20	11,389	15,259	12,860
May-20	11,640	16,075	13,272
Jun-20	11,723	16,443	13,534
Jul-20	12,175	17,376	14,014
Aug-20	12,946	18,635	14,435
Sep-20	12,544	17,957	14,184
Oct-20	12,157	17,569	13,993
Nov-20	13,353	19,707	15,172
Dec-20	13,944	20,593	15,636
Jan-21	13,944	20,501	15,541
Feb-21	14,298	21,142	15,729
Mar-21	14,854	21,900	15,975
Apr-21	15,511	23,029	16,435
May-21	15,679	23,134	16,662
Jun-21	15,898	23,705	16,771
Jul-21	16,049	24,105	16,892
Aug-21	16,437	24,793	17,112
Sep-21	15,834	23,681	16,658
Oct-21	16,562	25,282	17,069
Nov-21	16,325	24,897	16,760
Dec-21	16,810	25,877	17,230
Jan-22	16,130	24,355	16,579
Feb-22	15,939	23,741	16,325
Mar-22	16,008	24,512	16,336
Apr-22	15,155	22,312	15,381
May-22	15,190	22,282	15,425
Jun-22	14,632	20,418	14,484
Jul-22	15,068	22,333	15,225
Aug-22	14,719	21,500	14,761
Sep-22	14,214	19,506	13,626
Oct-22	14,755	21,106	14,082
Nov-22	15,299	22,208	15,004
Dec-22	14,972	20,907	14,684
Jan-23	15,472	22,347	15,489
Feb-23	15,115	21,825	15,052
Mar-23	15,329	22,408	15,319
Apr-23	15,545	22,647	15,459
May-23	15,419	22,735	15,187
Jun-23	16,208	24,288	15,699
Jul-23	16,658	25,158	16,074
Aug-23	16,388	24,673	15,718
Sep-23	15,758	23,497	15,183
Oct-23	15,287	22,875	14,750
Nov-23	16,246	25,008	15,837
Dec-23	17,024	26,334	16,626
Jan-24	17,245	26,626	16,605
Feb-24	18,149	28,067	16,874
Mar-24	18,905	28,973	17,276
Apr-24	18,017	27,698	16,734
May-24	19,016	29,006	17,175
Jun-24	19,312	29,904	17,322
Jul-24	19,701	30,460	17,763
Aug-24	20,072	31,123	18,161
Sep-24	20,184	31,767	18,530
Oct-24	19,849	31,534	18,050
Nov-24	20,798	33,632	18,553
Dec-24	19,940	32,604	18,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	17.13%	8.40%	7.15%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.05%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 931,149,539	$ 931,149,539
Holdings Count | Holding	170	170
Advisory Fees Paid, Amount		$ 5,470,874
InvestmentCompanyPortfolioTurnover		312.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$931,149,539
# of Portfolio Holdings	170
Portfolio Turnover Rate	312%
Advisory Fees and Waivers	5,470,874

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.5%Footnote Reference
Utilities	0.9%Footnote Reference
Materials	1.3%Footnote Reference
Real Estate	2.4%Footnote Reference
Health Care	5.5%Footnote Reference
Industrials	8.0%Footnote Reference
Consumer Staples	8.4%Footnote Reference
Communication Services	9.3%Footnote Reference
Consumer Discretionary	14.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	30.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway Inc	6.8%
Microsoft Corp	6.6%
Amazon.com Inc	4.3%
NVIDIA Corp	3.9%
Apple Inc	3.6%
Texas Instruments Inc	2.5%
Meta Platforms Inc	2.5%
Alphabet Inc - Class C	2.2%
Costco Wholesale Corp	2.0%
Mastercard Inc	1.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174339
Shareholder Report [Line Items]
Fund Name		Sector Rotation Fund
Class Name		Adviser Class
Trading Symbol		QNTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$149	1.46%

Expenses Paid, Amount		$ 149
Expense Ratio, Percent		1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. sector rotation detracted from performance in 2024.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Dec-14	10,000	10,000	10,000	10,000
Jan-15	9,582	9,722	9,888	9,678
Feb-15	10,114	10,285	10,394	10,253
Mar-15	10,014	10,180	10,531	10,432
Apr-15	10,171	10,226	10,374	10,165
May-15	10,148	10,368	10,559	10,398
Jun-15	9,974	10,194	10,420	10,475
Jul-15	9,818	10,365	10,434	10,354
Aug-15	9,385	9,739	9,852	9,703
Sep-15	8,998	9,455	9,534	9,227
Oct-15	9,630	10,202	10,072	9,747
Nov-15	9,844	10,258	10,208	10,064
Dec-15	9,232	10,048	9,782	9,559
Jan-16	8,586	9,481	9,226	8,718
Feb-16	8,752	9,478	9,356	8,718
Mar-16	9,763	10,145	10,153	9,413
Apr-16	10,055	10,208	10,277	9,561
May-16	10,049	10,391	10,514	9,777
Jun-16	10,029	10,412	10,558	9,770
Jul-16	10,558	10,825	11,011	10,354
Aug-16	10,671	10,853	11,066	10,537
Sep-16	10,731	10,870	10,996	10,654
Oct-16	10,214	10,635	10,702	10,148
Nov-16	11,167	11,111	11,558	11,279
Dec-16	11,285	11,327	11,811	11,595
Jan-17	11,403	11,541	12,009	11,641
Feb-17	11,441	11,970	12,324	11,866
Mar-17	11,491	11,978	12,277	11,881
Apr-17	11,495	12,105	12,379	12,012
May-17	11,332	12,229	12,319	11,767
Jun-17	11,657	12,339	12,518	12,174
Jul-17	11,813	12,572	12,629	12,264
Aug-17	11,562	12,596	12,435	12,108
Sep-17	12,128	12,903	12,922	12,864
Oct-17	12,175	13,185	13,214	12,974
Nov-17	12,778	13,585	13,700	13,348
Dec-17	12,829	13,721	13,730	13,294
Jan-18	13,153	14,444	14,124	13,641
Feb-18	12,466	13,912	13,498	13,113
Mar-18	12,376	13,633	13,624	13,283
Apr-18	12,536	13,684	13,588	13,397
May-18	12,934	14,071	14,149	14,211
Jun-18	13,227	14,163	14,209	14,312
Jul-18	13,485	14,633	14,459	14,562
Aug-18	13,816	15,147	14,921	15,190
Sep-18	13,729	15,172	14,758	14,824
Oct-18	12,585	14,055	13,349	13,214
Nov-18	12,724	14,336	13,766	13,424
Dec-18	11,261	13,002	12,208	11,830
Jan-19	12,597	14,118	13,485	13,160
Feb-19	12,956	14,614	14,057	13,845
Mar-19	12,834	14,828	13,977	13,555
Apr-19	13,064	15,420	14,539	14,015
May-19	11,491	14,422	13,380	12,925
Jun-19	12,520	15,435	14,402	13,839
Jul-19	12,286	15,664	14,574	13,918
Aug-19	11,301	15,345	13,962	13,231
Sep-19	12,227	15,614	14,390	13,507
Oct-19	12,570	15,950	14,553	13,862
Nov-19	13,078	16,557	14,986	14,433
Dec-19	13,359	17,035	15,407	14,849
Jan-20	12,568	17,016	15,004	14,373
Feb-20	11,232	15,623	13,580	13,163
Mar-20	7,981	13,475	10,831	10,303
Apr-20	9,338	15,259	12,367	11,718
May-20	9,693	16,075	13,271	12,481
Jun-20	9,862	16,443	13,438	12,922
Jul-20	10,384	17,376	14,058	13,280
Aug-20	10,751	18,635	14,552	14,028
Sep-20	10,401	17,957	14,079	13,559
Oct-20	10,575	17,569	14,385	13,843
Nov-20	12,104	19,707	16,439	16,395
Dec-20	12,657	20,593	17,511	17,813
Jan-21	12,812	20,501	17,774	18,709
Feb-21	14,108	21,142	18,983	19,876
Mar-21	15,050	21,900	19,870	20,075
Apr-21	15,815	23,029	20,764	20,497
May-21	16,275	23,134	20,805	20,539
Jun-21	15,861	23,705	20,592	20,937
Jul-21	15,510	24,105	20,663	20,181
Aug-21	15,751	24,793	21,066	20,632
Sep-21	15,269	23,681	20,229	20,024
Oct-21	15,949	25,282	21,420	20,876
Nov-21	15,361	24,897	20,791	20,006
Dec-21	16,160	25,877	21,847	20,453
Jan-22	15,689	24,355	20,272	18,484
Feb-22	15,673	23,741	20,497	18,681
Mar-22	16,061	24,512	20,781	18,914
Apr-22	14,934	22,312	19,304	17,039
May-22	15,058	22,282	19,449	17,065
Jun-22	13,497	20,418	17,578	15,661
Jul-22	14,624	22,333	19,485	17,296
Aug-22	14,088	21,500	18,880	16,942
Sep-22	12,750	19,506	17,145	15,319
Oct-22	13,995	21,106	18,948	17,005
Nov-22	14,771	22,208	20,107	17,402
Dec-22	13,971	20,907	18,993	16,273
Jan-23	15,504	22,347	20,746	17,859
Feb-23	14,888	21,825	20,370	17,557
Mar-23	14,192	22,408	19,716	16,718
Apr-23	14,115	22,647	19,562	16,418
May-23	13,749	22,735	18,938	16,266
Jun-23	15,064	24,288	20,673	17,589
Jul-23	15,602	25,158	21,526	18,664
Aug-23	15,060	24,673	20,903	17,731
Sep-23	14,162	23,497	19,804	16,687
Oct-23	13,420	22,875	18,747	15,549
Nov-23	14,810	25,008	20,342	16,956
Dec-23	15,985	26,334	22,115	19,028
Jan-24	15,722	26,626	21,737	18,288
Feb-24	16,291	28,067	23,028	19,322
Mar-24	16,908	28,973	24,317	20,013
Apr-24	16,194	27,698	22,853	18,605
May-24	16,890	29,006	23,856	19,538
Jun-24	17,167	29,904	23,479	19,357
Jul-24	17,358	30,460	24,842	21,324
Aug-24	17,671	31,123	24,822	21,006
Sep-24	18,070	31,767	25,109	21,152
Oct-24	17,709	31,534	24,932	20,847
Nov-24	18,541	33,632	27,128	23,134
Dec-24	17,978	32,604	25,196	21,223

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	12.47%	6.12%	6.04%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400	13.93%	10.34%	9.68%
Russell 2000 Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 36,502,983	$ 36,502,983
Holdings Count | Holding	619	619
Advisory Fees Paid, Amount		$ 274,037
InvestmentCompanyPortfolioTurnover		283.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$36,502,983
# of Portfolio Holdings	619
Portfolio Turnover Rate	283%
Advisory Fees and Waivers	274,037

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.0%Footnote Reference
Consumer Staples	2.4%Footnote Reference
Utilities	3.0%Footnote Reference
Materials	3.3%Footnote Reference
Real Estate	3.5%Footnote Reference
Health Care	7.2%Footnote Reference
Financials	9.8%Footnote Reference
Communication Services	12.6%Footnote Reference
Industrials	12.9%Footnote Reference
Consumer Discretionary	16.3%Footnote Reference
Information Technology	29.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Apple Inc	3.6%
NVIDIA Corp	3.1%
Microsoft Corp	3.1%
Amazon.com Inc	3.0%
Alphabet Inc - Class A	3.0%
Meta Platforms Inc	1.8%
Tesla Inc	1.6%
Baird Core Plus Bond Fund - Class I	1.3%
Fidelity Total Bond Fund - Class Z	1.2%
Broadcom Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174346
Shareholder Report [Line Items]
Fund Name		Balanced Fund
Class Name		Adviser Class
Trading Symbol		BLNAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$99	0.98%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,827	9,722	9,925
Feb-15	10,182	10,285	10,216
Mar-15	10,100	10,180	10,137
Apr-15	10,082	10,226	10,271
May-15	10,146	10,368	10,263
Jun-15	9,963	10,194	10,115
Jul-15	10,055	10,365	10,140
Aug-15	9,635	9,739	9,777
Sep-15	9,461	9,455	9,596
Oct-15	9,727	10,202	10,000
Nov-15	9,690	10,258	9,959
Dec-15	9,553	10,048	9,821
Jan-16	9,230	9,481	9,509
Feb-16	9,212	9,478	9,555
Mar-16	9,534	10,145	10,032
Apr-16	9,553	10,208	10,158
May-16	9,617	10,391	10,187
Jun-16	9,664	10,412	10,273
Jul-16	9,932	10,825	10,560
Aug-16	9,941	10,853	10,582
Sep-16	9,950	10,870	10,622
Oct-16	9,746	10,635	10,467
Nov-16	9,913	11,111	10,524
Dec-16	10,016	11,327	10,663
Jan-17	10,138	11,541	10,835
Feb-17	10,436	11,970	11,054
Mar-17	10,436	11,978	11,109
Apr-17	10,548	12,105	11,225
May-17	10,651	12,229	11,355
Jun-17	10,707	12,339	11,398
Jul-17	10,894	12,572	11,592
Aug-17	10,959	12,596	11,650
Sep-17	11,090	12,903	11,785
Oct-17	11,277	13,185	11,932
Nov-17	11,436	13,585	12,094
Dec-17	11,540	13,721	12,225
Jan-18	11,926	14,444	12,558
Feb-18	11,560	13,912	12,197
Mar-18	11,412	13,633	12,119
Apr-18	11,432	13,684	12,132
May-18	11,560	14,071	12,206
Jun-18	11,550	14,163	12,187
Jul-18	11,798	14,633	12,399
Aug-18	12,066	15,147	12,508
Sep-18	12,032	15,172	12,495
Oct-18	11,345	14,055	11,906
Nov-18	11,405	14,336	12,072
Dec-18	11,195	13,002	11,644
Jan-19	11,376	14,118	12,283
Feb-19	11,507	14,614	12,496
Mar-19	11,612	14,828	12,655
Apr-19	11,813	15,420	12,899
May-19	11,330	14,422	12,513
Jun-19	11,869	15,435	13,050
Jul-19	11,970	15,664	13,092
Aug-19	11,838	15,345	12,980
Sep-19	11,970	15,614	13,170
Oct-19	12,112	15,950	13,389
Nov-19	12,345	16,557	13,574
Dec-19	12,604	17,035	13,859
Jan-20	12,523	17,016	13,823
Feb-20	11,870	15,623	13,210
Mar-20	10,910	13,475	12,005
Apr-20	11,298	15,259	12,860
May-20	11,533	16,075	13,272
Jun-20	11,635	16,443	13,534
Jul-20	12,025	17,376	14,014
Aug-20	12,538	18,635	14,435
Sep-20	12,263	17,957	14,184
Oct-20	11,985	17,569	13,993
Nov-20	12,871	19,707	15,172
Dec-20	13,318	20,593	15,636
Jan-21	13,277	20,501	15,541
Feb-21	13,473	21,142	15,729
Mar-21	13,813	21,900	15,975
Apr-21	14,277	23,029	16,435
May-21	14,400	23,134	16,662
Jun-21	14,586	23,705	16,771
Jul-21	14,679	24,105	16,892
Aug-21	14,926	24,793	17,112
Sep-21	14,521	23,681	16,658
Oct-21	14,979	25,282	17,069
Nov-21	14,833	24,897	16,760
Dec-21	15,144	25,877	17,230
Jan-22	14,651	24,355	16,579
Feb-22	14,495	23,741	16,325
Mar-22	14,472	24,512	16,336
Apr-22	13,857	22,312	15,381
May-22	13,879	22,282	15,425
Jun-22	13,342	20,418	14,484
Jul-22	13,657	22,333	15,225
Aug-22	13,387	21,500	14,761
Sep-22	13,015	19,506	13,626
Oct-22	13,333	21,106	14,082
Nov-22	13,764	22,208	15,004
Dec-22	13,513	20,907	14,684
Jan-23	13,897	22,347	15,489
Feb-23	13,583	21,825	15,052
Mar-23	13,804	22,408	15,319
Apr-23	13,967	22,647	15,459
May-23	13,862	22,735	15,187
Jun-23	14,376	24,288	15,699
Jul-23	14,657	25,158	16,074
Aug-23	14,481	24,673	15,718
Sep-23	14,071	23,497	15,183
Oct-23	13,776	22,875	14,750
Nov-23	14,530	25,008	15,837
Dec-23	15,200	26,334	16,626
Jan-24	15,306	26,626	16,605
Feb-24	15,864	28,067	16,874
Mar-24	16,339	28,973	17,276
Apr-24	15,696	27,698	16,734
May-24	16,375	29,006	17,175
Jun-24	16,613	29,904	17,322
Jul-24	16,913	30,460	17,763
Aug-24	17,248	31,123	18,161
Sep-24	17,379	31,767	18,530
Oct-24	17,055	31,534	18,050
Nov-24	17,656	33,632	18,553
Dec-24	17,064	32,604	18,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	12.27%	6.24%	5.49%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.05%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 406,204,680	$ 406,204,680
Holdings Count | Holding	159	159
Advisory Fees Paid, Amount		$ 2,653,133
InvestmentCompanyPortfolioTurnover		247.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$406,204,680
# of Portfolio Holdings	159
Portfolio Turnover Rate	247%
Advisory Fees and Waivers	2,653,133

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.7%Footnote Reference
Energy	0.9%Footnote Reference
Materials	1.0%Footnote Reference
Real Estate	2.1%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.5%Footnote Reference
Consumer Staples	8.5%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	14.5%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.8%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	6.2%
Baird Core Plus Bond Fund - Class I	6.2%
Berkshire Hathaway Inc	5.6%
Microsoft Corp	5.5%
Dodge & Cox Income Fund - Class I	3.9%
Amazon.com Inc	3.7%
NVIDIA Corp	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Apple Inc	3.0%
Fidelity Advisor High Income Advantage Fund - Class Z	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000010072
Shareholder Report [Line Items]
Fund Name		Dynamic Allocation Fund
Class Name		Retail Class
Trading Symbol		FLDGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$129	1.27%

Expenses Paid, Amount		$ 129
Expense Ratio, Percent		1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,741	9,722	9,824
Feb-15	10,250	10,285	10,330
Mar-15	10,110	10,180	10,219
Apr-15	10,120	10,226	10,436
May-15	10,220	10,368	10,458
Jun-15	10,010	10,194	10,253
Jul-15	10,140	10,365	10,267
Aug-15	9,500	9,739	9,663
Sep-15	9,171	9,455	9,346
Oct-15	9,782	10,202	9,980
Nov-15	9,842	10,258	9,942
Dec-15	9,654	10,048	9,733
Jan-16	9,066	9,481	9,175
Feb-16	8,932	9,478	9,176
Mar-16	9,530	10,145	9,859
Apr-16	9,499	10,208	10,021
May-16	9,613	10,391	10,073
Jun-16	9,602	10,412	10,079
Jul-16	9,965	10,825	10,505
Aug-16	9,954	10,853	10,552
Sep-16	9,985	10,870	10,608
Oct-16	9,709	10,635	10,405
Nov-16	10,011	11,111	10,626
Dec-16	10,173	11,327	10,837
Jan-17	10,330	11,541	11,099
Feb-17	10,727	11,970	11,408
Mar-17	10,706	11,978	11,504
Apr-17	10,822	12,105	11,653
May-17	11,000	12,229	11,827
Jun-17	11,057	12,339	11,916
Jul-17	11,309	12,572	12,201
Aug-17	11,393	12,596	12,236
Sep-17	11,634	12,903	12,496
Oct-17	11,949	13,185	12,737
Nov-17	12,180	13,585	13,020
Dec-17	12,330	13,721	13,215
Jan-18	13,034	14,444	13,854
Feb-18	12,511	13,912	13,302
Mar-18	12,284	13,633	13,127
Apr-18	12,386	13,684	13,203
May-18	12,568	14,071	13,306
Jun-18	12,432	14,163	13,277
Jul-18	12,796	14,633	13,631
Aug-18	13,047	15,147	13,794
Sep-18	13,024	15,172	13,795
Oct-18	12,101	14,055	12,804
Nov-18	12,272	14,336	13,044
Dec-18	11,262	13,002	12,136
Jan-19	12,148	14,118	13,126
Feb-19	12,436	14,614	13,490
Mar-19	12,574	14,828	13,620
Apr-19	12,908	15,420	14,033
May-19	12,125	14,422	13,258
Jun-19	12,908	15,435	14,083
Jul-19	12,965	15,664	14,133
Aug-19	12,712	15,345	13,805
Sep-19	12,931	15,614	14,132
Oct-19	13,208	15,950	14,476
Nov-19	13,578	16,557	14,805
Dec-19	13,965	17,035	15,280
Jan-20	13,718	17,016	15,061
Feb-20	12,694	15,623	13,868
Mar-20	11,153	13,475	11,809
Apr-20	12,412	15,259	13,028
May-20	13,071	16,075	13,619
Jun-20	13,353	16,443	13,970
Jul-20	13,978	17,376	14,626
Aug-20	14,873	18,635	15,352
Sep-20	14,364	17,957	14,949
Oct-20	13,963	17,569	14,686
Nov-20	15,438	19,707	16,548
Dec-20	16,112	20,593	17,306
Jan-21	16,100	20,501	17,233
Feb-21	16,425	21,142	17,768
Mar-21	16,966	21,900	18,280
Apr-21	17,628	23,029	19,011
May-21	17,893	23,134	19,345
Jun-21	18,133	23,705	19,476
Jul-21	18,290	24,105	19,560
Aug-21	18,735	24,793	19,980
Sep-21	17,954	23,681	19,272
Oct-21	18,956	25,282	20,044
Nov-21	18,594	24,897	19,437
Dec-21	19,261	25,877	20,300
Jan-22	18,307	24,355	19,318
Feb-22	17,906	23,741	18,999
Mar-22	18,307	24,512	19,315
Apr-22	16,841	22,312	17,943
May-22	16,924	22,282	17,962
Jun-22	15,541	20,418	16,437
Jul-22	16,620	22,333	17,538
Aug-22	15,928	21,500	16,971
Sep-22	14,629	19,506	15,397
Oct-22	15,791	21,106	16,336
Nov-22	16,996	22,208	17,630
Dec-22	16,270	20,907	17,066
Jan-23	17,229	22,347	18,282
Feb-23	16,714	21,825	17,741
Mar-23	17,244	22,408	17,989
Apr-23	17,559	22,647	18,172
May-23	17,287	22,735	17,792
Jun-23	18,261	24,288	18,779
Jul-23	18,750	25,158	19,490
Aug-23	18,405	24,673	18,901
Sep-23	17,673	23,497	18,167
Oct-23	17,112	22,875	17,518
Nov-23	18,536	25,008	19,097
Dec-23	19,579	26,334	20,190
Jan-24	19,652	26,626	20,161
Feb-24	20,650	28,067	20,848
Mar-24	21,446	28,973	21,515
Apr-24	20,474	27,698	20,760
May-24	21,519	29,006	21,400
Jun-24	21,794	29,904	21,572
Jul-24	22,231	30,460	22,153
Aug-24	22,682	31,123	22,725
Sep-24	22,813	31,767	23,258
Oct-24	22,346	31,534	22,693
Nov-24	23,251	33,632	23,611
Dec-24	22,351	32,604	22,715

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	14.16%	9.86%	8.38%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Aggressive Target Risk Index	12.50%	8.25%	8.55%

AssetsNet	$ 367,446,184	$ 367,446,184
Holdings Count | Holding	160	160
Advisory Fees Paid, Amount		$ 2,101,471
InvestmentCompanyPortfolioTurnover		304.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$367,446,184
# of Portfolio Holdings	160
Portfolio Turnover Rate	304%
Advisory Fees and Waivers	2,101,471

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.8%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.0%Footnote Reference
Real Estate	2.0%Footnote Reference
Health Care	5.3%Footnote Reference
Communication Services	8.4%Footnote Reference
Consumer Staples	8.9%Footnote Reference
Industrials	9.2%Footnote Reference
Consumer Discretionary	14.8%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway Inc	5.5%
Microsoft Corp	5.5%
Amazon.com Inc	3.7%
NVIDIA Corp	3.1%
Apple Inc	2.9%
Costco Wholesale Corp	2.1%
Alphabet Inc - Class C	2.0%
Meta Platforms Inc	1.9%
Texas Instruments Inc	1.9%
Mastercard Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000099971
Shareholder Report [Line Items]
Fund Name		Tactical Income Fund
Class Name		Retail Class
Trading Symbol		FLBDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$108	1.06%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  Overweight to US high yield fixed income, as US high yield outperformed investment grade.

  Interest rate volatility presented opportunities to profit from tactical duration decisions throughout the year.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Dec-14	10,000	10,000	10,000
Jan-15	10,078	10,210	10,000
Feb-15	10,114	10,114	10,000
Mar-15	10,130	10,161	10,000
Apr-15	10,132	10,124	10,001
May-15	10,124	10,100	10,001
Jun-15	9,966	9,990	10,001
Jul-15	10,000	10,059	10,001
Aug-15	9,917	10,045	10,001
Sep-15	9,850	10,113	10,001
Oct-15	9,954	10,114	10,001
Nov-15	9,839	10,088	10,001
Dec-15	9,749	10,055	10,003
Jan-16	9,762	10,193	10,003
Feb-16	9,820	10,266	10,005
Mar-16	9,938	10,360	10,009
Apr-16	10,094	10,400	10,010
May-16	10,077	10,402	10,011
Jun-16	10,212	10,589	10,014
Jul-16	10,282	10,656	10,016
Aug-16	10,351	10,644	10,019
Sep-16	10,384	10,638	10,022
Oct-16	10,304	10,556	10,024
Nov-16	10,113	10,307	10,025
Dec-16	10,187	10,321	10,029
Jan-17	10,255	10,341	10,033
Feb-17	10,370	10,411	10,037
Mar-17	10,348	10,405	10,039
Apr-17	10,431	10,486	10,045
May-17	10,492	10,566	10,051
Jun-17	10,464	10,556	10,059
Jul-17	10,537	10,601	10,067
Aug-17	10,620	10,696	10,075
Sep-17	10,587	10,645	10,084
Oct-17	10,598	10,652	10,093
Nov-17	10,531	10,638	10,101
Dec-17	10,566	10,687	10,110
Jan-18	10,476	10,564	10,122
Feb-18	10,365	10,464	10,131
Mar-18	10,413	10,531	10,144
Apr-18	10,320	10,452	10,158
May-18	10,358	10,527	10,173
Jun-18	10,347	10,514	10,189
Jul-18	10,353	10,516	10,205
Aug-18	10,393	10,584	10,221
Sep-18	10,353	10,516	10,238
Oct-18	10,261	10,433	10,257
Nov-18	10,278	10,495	10,275
Dec-18	10,390	10,688	10,295
Jan-19	10,522	10,801	10,316
Feb-19	10,551	10,795	10,335
Mar-19	10,701	11,002	10,356
Apr-19	10,724	11,005	10,376
May-19	10,846	11,201	10,398
Jun-19	10,974	11,341	10,420
Jul-19	10,997	11,366	10,439
Aug-19	11,186	11,661	10,458
Sep-19	11,127	11,599	10,476
Oct-19	11,143	11,634	10,494
Nov-19	11,124	11,628	10,507
Dec-19	11,142	11,620	10,522
Jan-20	11,320	11,843	10,535
Feb-20	11,427	12,056	10,549
Mar-20	11,146	11,985	10,571
Apr-20	11,327	12,198	10,572
May-20	11,484	12,255	10,572
Jun-20	11,610	12,332	10,573
Jul-20	11,826	12,517	10,575
Aug-20	11,791	12,416	10,576
Sep-20	11,736	12,409	10,577
Oct-20	11,690	12,353	10,578
Nov-20	11,881	12,475	10,579
Dec-20	11,973	12,492	10,579
Jan-21	11,883	12,402	10,580
Feb-21	11,737	12,223	10,581
Mar-21	11,674	12,071	10,581
Apr-21	11,748	12,166	10,581
May-21	11,772	12,206	10,581
Jun-21	11,860	12,291	10,581
Jul-21	11,864	12,429	10,582
Aug-21	11,874	12,405	10,582
Sep-21	11,799	12,298	10,582
Oct-21	11,776	12,294	10,583
Nov-21	11,729	12,331	10,583
Dec-21	11,732	12,299	10,584
Jan-22	11,575	12,034	10,584
Feb-22	11,516	11,900	10,585
Mar-22	11,402	11,569	10,587
Apr-22	11,343	11,130	10,590
May-22	11,325	11,202	10,595
Jun-22	11,017	11,026	10,600
Jul-22	11,060	11,296	10,609
Aug-22	10,987	10,977	10,629
Sep-22	10,916	10,502	10,650
Oct-22	10,922	10,366	10,673
Nov-22	11,082	10,748	10,707
Dec-22	11,030	10,699	10,745
Jan-23	11,203	11,028	10,781
Feb-23	11,092	10,743	10,819
Mar-23	11,191	11,016	10,862
Apr-23	11,235	11,083	10,904
May-23	11,187	10,962	10,948
Jun-23	11,237	10,923	10,995
Jul-23	11,325	10,915	11,043
Aug-23	11,302	10,846	11,093
Sep-23	11,254	10,570	11,143
Oct-23	11,232	10,403	11,194
Nov-23	11,512	10,874	11,244
Dec-23	11,813	11,291	11,297
Jan-24	11,858	11,260	11,346
Feb-24	11,845	11,100	11,393
Mar-24	11,955	11,203	11,446
Apr-24	11,858	10,920	11,495
May-24	11,981	11,105	11,552
Jun-24	12,046	11,210	11,600
Jul-24	12,230	11,472	11,652
Aug-24	12,466	11,637	11,708
Sep-24	12,598	11,793	11,758
Oct-24	12,538	11,500	11,804
Nov-24	12,651	11,622	11,850
Dec-24	12,597	11,432	11,898

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	6.64%	2.49%	2.34%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	5.32%	2.49%	1.75%

AssetsNet	$ 102,396,645	$ 102,396,645
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount		$ 232,834
InvestmentCompanyPortfolioTurnover		222.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$102,396,645
# of Portfolio Holdings	12
Portfolio Turnover Rate	222%
Advisory Fees and Waivers	232,834

Holdings [Text Block]

Sector Weighting

Value	Value
International Fixed Income	9.9%Footnote Reference
Money Market Registered Investment Companies	38.6%Footnote Reference
U.S. Fixed Income	51.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

BrandywineGLOBAL High Yield Fund - Class IS	15.0%
Fidelity Advisor High Income Advantage Fund - Class Z	13.4%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	12.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.9%
PIMCO Low Duration Income Fund - Class I	9.3%
Fidelity Total Bond Fund - Class Z	1.0%
BBH Limited Duration Fund - Class I	0.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174340
Shareholder Report [Line Items]
Fund Name		Sector Rotation Fund
Class Name		Institutional Class
Trading Symbol		QNTIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Sector Rotation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$153	1.49%

Expenses Paid, Amount		$ 153
Expense Ratio, Percent		1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. sector rotation detracted from performance in 2024.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Dec-14	10,000	10,000	10,000	10,000
Jan-15	9,582	9,722	9,888	9,678
Feb-15	10,114	10,285	10,394	10,253
Mar-15	10,014	10,180	10,531	10,432
Apr-15	10,171	10,226	10,374	10,165
May-15	10,148	10,368	10,559	10,398
Jun-15	9,974	10,194	10,420	10,475
Jul-15	9,818	10,365	10,434	10,354
Aug-15	9,385	9,739	9,852	9,703
Sep-15	8,998	9,455	9,534	9,227
Oct-15	9,630	10,202	10,072	9,747
Nov-15	9,844	10,258	10,208	10,064
Dec-15	9,232	10,048	9,782	9,559
Jan-16	8,586	9,481	9,226	8,718
Feb-16	8,752	9,478	9,356	8,718
Mar-16	9,763	10,145	10,153	9,413
Apr-16	10,055	10,208	10,277	9,561
May-16	10,049	10,391	10,514	9,777
Jun-16	10,029	10,412	10,558	9,770
Jul-16	10,558	10,825	11,011	10,354
Aug-16	10,671	10,853	11,066	10,537
Sep-16	10,731	10,870	10,996	10,654
Oct-16	10,214	10,635	10,702	10,148
Nov-16	11,167	11,111	11,558	11,279
Dec-16	11,285	11,327	11,811	11,595
Jan-17	11,407	11,541	12,009	11,641
Feb-17	11,441	11,970	12,324	11,866
Mar-17	11,491	11,978	12,277	11,881
Apr-17	11,498	12,105	12,379	12,012
May-17	11,332	12,229	12,319	11,767
Jun-17	11,661	12,339	12,518	12,174
Jul-17	11,816	12,572	12,629	12,264
Aug-17	11,569	12,596	12,435	12,108
Sep-17	12,135	12,903	12,922	12,864
Oct-17	12,185	13,185	13,214	12,974
Nov-17	12,792	13,585	13,700	13,348
Dec-17	12,847	13,721	13,730	13,294
Jan-18	13,172	14,444	14,124	13,641
Feb-18	12,487	13,912	13,498	13,113
Mar-18	12,396	13,633	13,624	13,283
Apr-18	12,561	13,684	13,588	13,397
May-18	12,962	14,071	14,149	14,211
Jun-18	13,259	14,163	14,209	14,312
Jul-18	13,522	14,633	14,459	14,562
Aug-18	13,853	15,147	14,921	15,190
Sep-18	13,770	15,172	14,758	14,824
Oct-18	12,626	14,055	13,349	13,214
Nov-18	12,769	14,336	13,766	13,424
Dec-18	11,300	13,002	12,208	11,830
Jan-19	12,640	14,118	13,485	13,160
Feb-19	13,004	14,614	14,057	13,845
Mar-19	12,885	14,828	13,977	13,555
Apr-19	13,119	15,420	14,539	14,015
May-19	11,541	14,422	13,380	12,925
Jun-19	12,577	15,435	14,402	13,839
Jul-19	12,346	15,664	14,574	13,918
Aug-19	11,357	15,345	13,962	13,231
Sep-19	12,290	15,614	14,390	13,507
Oct-19	12,634	15,950	14,553	13,862
Nov-19	13,145	16,557	14,986	14,433
Dec-19	13,425	17,035	15,407	14,849
Jan-20	12,634	17,016	15,004	14,373
Feb-20	11,288	15,623	13,580	13,163
Mar-20	8,025	13,475	10,831	10,303
Apr-20	9,384	15,259	12,367	11,718
May-20	9,745	16,075	13,271	12,481
Jun-20	9,914	16,443	13,438	12,922
Jul-20	10,436	17,376	14,058	13,280
Aug-20	10,805	18,635	14,552	14,028
Sep-20	10,457	17,957	14,079	13,559
Oct-20	10,629	17,569	14,385	13,843
Nov-20	12,168	19,707	16,439	16,395
Dec-20	12,724	20,593	17,511	17,813
Jan-21	12,878	20,501	17,774	18,709
Feb-21	14,182	21,142	18,983	19,876
Mar-21	15,130	21,900	19,870	20,075
Apr-21	15,896	23,029	20,764	20,497
May-21	16,360	23,134	20,805	20,539
Jun-21	15,943	23,705	20,592	20,937
Jul-21	15,586	24,105	20,663	20,181
Aug-21	15,829	24,793	21,066	20,632
Sep-21	15,348	23,681	20,229	20,024
Oct-21	16,028	25,282	21,420	20,876
Nov-21	15,437	24,897	20,791	20,006
Dec-21	16,240	25,877	21,847	20,453
Jan-22	15,766	24,355	20,272	18,484
Feb-22	15,754	23,741	20,497	18,681
Mar-22	16,144	24,512	20,781	18,914
Apr-22	15,009	22,312	19,304	17,039
May-22	15,134	22,282	19,449	17,065
Jun-22	13,563	20,418	17,578	15,661
Jul-22	14,698	22,333	19,485	17,296
Aug-22	14,162	21,500	18,880	16,942
Sep-22	12,809	19,506	17,145	15,319
Oct-22	14,064	21,106	18,948	17,005
Nov-22	14,840	22,208	20,107	17,402
Dec-22	14,034	20,907	18,993	16,273
Jan-23	15,579	22,347	20,746	17,859
Feb-23	14,958	21,825	20,370	17,557
Mar-23	14,257	22,408	19,716	16,718
Apr-23	14,180	22,647	19,562	16,418
May-23	13,811	22,735	18,938	16,266
Jun-23	15,131	24,288	20,673	17,589
Jul-23	15,673	25,158	21,526	18,664
Aug-23	15,127	24,673	20,903	17,731
Sep-23	14,223	23,497	19,804	16,687
Oct-23	13,481	22,875	18,747	15,549
Nov-23	14,875	25,008	20,342	16,956
Dec-23	16,054	26,334	22,115	19,028
Jan-24	15,789	26,626	21,737	18,288
Feb-24	16,362	28,067	23,028	19,322
Mar-24	16,978	28,973	24,317	20,013
Apr-24	16,265	27,698	22,853	18,605
May-24	16,961	29,006	23,856	19,538
Jun-24	17,240	29,904	23,479	19,357
Jul-24	17,432	30,460	24,842	21,324
Aug-24	17,742	31,123	24,822	21,006
Sep-24	18,144	31,767	25,109	21,152
Oct-24	17,780	31,534	24,932	20,847
Nov-24	18,617	33,632	27,128	23,134
Dec-24	18,049	32,604	25,196	21,223

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	12.42%	6.10%	6.08%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400	13.93%	10.34%	9.68%
Russell 2000 Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 36,502,983	$ 36,502,983
Holdings Count | Holding	619	619
Advisory Fees Paid, Amount		$ 274,037
InvestmentCompanyPortfolioTurnover		283.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$36,502,983
# of Portfolio Holdings	619
Portfolio Turnover Rate	283%
Advisory Fees and Waivers	274,037

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.0%Footnote Reference
Consumer Staples	2.4%Footnote Reference
Utilities	3.0%Footnote Reference
Materials	3.3%Footnote Reference
Real Estate	3.5%Footnote Reference
Health Care	7.2%Footnote Reference
Financials	9.8%Footnote Reference
Communication Services	12.6%Footnote Reference
Industrials	12.9%Footnote Reference
Consumer Discretionary	16.3%Footnote Reference
Information Technology	29.0%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Apple Inc	3.6%
NVIDIA Corp	3.1%
Microsoft Corp	3.1%
Amazon.com Inc	3.0%
Alphabet Inc - Class A	3.0%
Meta Platforms Inc	1.8%
Tesla Inc	1.6%
Baird Core Plus Bond Fund - Class I	1.3%
Fidelity Total Bond Fund - Class Z	1.2%
Broadcom Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174345
Shareholder Report [Line Items]
Fund Name		Balanced Fund
Class Name		Institutional Class
Trading Symbol		BLNIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Balanced Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$107	1.06%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,827	9,722	9,925
Feb-15	10,182	10,285	10,216
Mar-15	10,100	10,180	10,137
Apr-15	10,082	10,226	10,271
May-15	10,146	10,368	10,263
Jun-15	9,963	10,194	10,115
Jul-15	10,055	10,365	10,140
Aug-15	9,635	9,739	9,777
Sep-15	9,461	9,455	9,596
Oct-15	9,727	10,202	10,000
Nov-15	9,690	10,258	9,959
Dec-15	9,553	10,048	9,821
Jan-16	9,230	9,481	9,509
Feb-16	9,212	9,478	9,555
Mar-16	9,534	10,145	10,032
Apr-16	9,553	10,208	10,158
May-16	9,617	10,391	10,187
Jun-16	9,664	10,412	10,273
Jul-16	9,932	10,825	10,560
Aug-16	9,941	10,853	10,582
Sep-16	9,950	10,870	10,622
Oct-16	9,746	10,635	10,467
Nov-16	9,913	11,111	10,524
Dec-16	10,022	11,327	10,663
Jan-17	10,134	11,541	10,835
Feb-17	10,433	11,970	11,054
Mar-17	10,433	11,978	11,109
Apr-17	10,545	12,105	11,225
May-17	10,647	12,229	11,355
Jun-17	10,703	12,339	11,398
Jul-17	10,891	12,572	11,592
Aug-17	10,956	12,596	11,650
Sep-17	11,096	12,903	11,785
Oct-17	11,284	13,185	11,932
Nov-17	11,443	13,585	12,094
Dec-17	11,551	13,721	12,225
Jan-18	11,927	14,444	12,558
Feb-18	11,561	13,912	12,197
Mar-18	11,423	13,633	12,119
Apr-18	11,442	13,684	12,132
May-18	11,571	14,071	12,206
Jun-18	11,561	14,163	12,187
Jul-18	11,819	14,633	12,399
Aug-18	12,078	15,147	12,508
Sep-18	12,048	15,172	12,495
Oct-18	11,361	14,055	11,906
Nov-18	11,421	14,336	12,072
Dec-18	11,222	13,002	11,644
Jan-19	11,403	14,118	12,283
Feb-19	11,534	14,614	12,496
Mar-19	11,644	14,828	12,655
Apr-19	11,846	15,420	12,899
May-19	11,372	14,422	12,513
Jun-19	11,907	15,435	13,050
Jul-19	12,008	15,664	13,092
Aug-19	11,876	15,345	12,980
Sep-19	12,018	15,614	13,170
Oct-19	12,160	15,950	13,389
Nov-19	12,384	16,557	13,574
Dec-19	12,655	17,035	13,859
Jan-20	12,583	17,016	13,823
Feb-20	11,918	15,623	13,210
Mar-20	10,955	13,475	12,005
Apr-20	11,344	15,259	12,860
May-20	11,580	16,075	13,272
Jun-20	11,682	16,443	13,534
Jul-20	12,073	17,376	14,014
Aug-20	12,588	18,635	14,435
Sep-20	12,309	17,957	14,184
Oct-20	12,030	17,569	13,993
Nov-20	12,930	19,707	15,172
Dec-20	13,377	20,593	15,636
Jan-21	13,346	20,501	15,541
Feb-21	13,533	21,142	15,729
Mar-21	13,884	21,900	15,975
Apr-21	14,349	23,029	16,435
May-21	14,473	23,134	16,662
Jun-21	14,649	23,705	16,771
Jul-21	14,752	24,105	16,892
Aug-21	15,001	24,793	17,112
Sep-21	14,590	23,681	16,658
Oct-21	15,049	25,282	17,069
Nov-21	14,893	24,897	16,760
Dec-21	15,212	25,877	17,230
Jan-22	14,718	24,355	16,579
Feb-22	14,561	23,741	16,325
Mar-22	14,527	24,512	16,336
Apr-22	13,910	22,312	15,381
May-22	13,933	22,282	15,425
Jun-22	13,394	20,418	14,484
Jul-22	13,710	22,333	15,225
Aug-22	13,439	21,500	14,761
Sep-22	13,067	19,506	13,626
Oct-22	13,385	21,106	14,082
Nov-22	13,818	22,208	15,004
Dec-22	13,569	20,907	14,684
Jan-23	13,954	22,347	15,489
Feb-23	13,651	21,825	15,052
Mar-23	13,860	22,408	15,319
Apr-23	14,024	22,647	15,459
May-23	13,919	22,735	15,187
Jun-23	14,434	24,288	15,699
Jul-23	14,716	25,158	16,074
Aug-23	14,539	24,673	15,718
Sep-23	14,128	23,497	15,183
Oct-23	13,821	22,875	14,750
Nov-23	14,589	25,008	15,837
Dec-23	15,269	26,334	16,626
Jan-24	15,364	26,626	16,605
Feb-24	15,923	28,067	16,874
Mar-24	16,411	28,973	17,276
Apr-24	15,754	27,698	16,734
May-24	16,435	29,006	17,175
Jun-24	16,674	29,904	17,322
Jul-24	16,973	30,460	17,763
Aug-24	17,309	31,123	18,161
Sep-24	17,441	31,767	18,530
Oct-24	17,116	31,534	18,050
Nov-24	17,706	33,632	18,553
Dec-24	17,123	32,604	18,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	12.15%	6.23%	5.53%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.05%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 406,204,680	$ 406,204,680
Holdings Count | Holding	159	159
Advisory Fees Paid, Amount		$ 2,653,133
InvestmentCompanyPortfolioTurnover		247.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$406,204,680
# of Portfolio Holdings	159
Portfolio Turnover Rate	247%
Advisory Fees and Waivers	2,653,133

Holdings [Text Block]

Sector Weighting

Value	Value
Utilities	0.7%Footnote Reference
Energy	0.9%Footnote Reference
Materials	1.0%Footnote Reference
Real Estate	2.1%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.5%Footnote Reference
Consumer Staples	8.5%Footnote Reference
Industrials	9.3%Footnote Reference
Consumer Discretionary	14.5%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.8%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	6.2%
Baird Core Plus Bond Fund - Class I	6.2%
Berkshire Hathaway Inc	5.6%
Microsoft Corp	5.5%
Dodge & Cox Income Fund - Class I	3.9%
Amazon.com Inc	3.7%
NVIDIA Corp	3.0%
Frost Total Return Bond Fund - Class I	3.0%
Apple Inc	3.0%
Fidelity Advisor High Income Advantage Fund - Class Z	2.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174350
Shareholder Report [Line Items]
Fund Name		Tactical Income Fund
Class Name		Adviser Class
Trading Symbol		BNDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$74	0.72%

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  Overweight to US high yield fixed income, as US high yield outperformed investment grade.

  Interest rate volatility presented opportunities to profit from tactical duration decisions throughout the year.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Dec-14	10,000	10,000	10,000
Jan-15	10,078	10,210	10,000
Feb-15	10,114	10,114	10,000
Mar-15	10,130	10,161	10,000
Apr-15	10,132	10,124	10,001
May-15	10,124	10,100	10,001
Jun-15	9,966	9,990	10,001
Jul-15	10,000	10,059	10,001
Aug-15	9,917	10,045	10,001
Sep-15	9,850	10,113	10,001
Oct-15	9,954	10,114	10,001
Nov-15	9,839	10,088	10,001
Dec-15	9,749	10,055	10,003
Jan-16	9,762	10,193	10,003
Feb-16	9,820	10,266	10,005
Mar-16	9,938	10,360	10,009
Apr-16	10,094	10,400	10,010
May-16	10,077	10,402	10,011
Jun-16	10,212	10,589	10,014
Jul-16	10,282	10,656	10,016
Aug-16	10,351	10,644	10,019
Sep-16	10,384	10,638	10,022
Oct-16	10,304	10,556	10,024
Nov-16	10,124	10,307	10,025
Dec-16	10,196	10,321	10,029
Jan-17	10,275	10,341	10,033
Feb-17	10,385	10,411	10,037
Mar-17	10,369	10,405	10,039
Apr-17	10,457	10,486	10,045
May-17	10,518	10,566	10,051
Jun-17	10,502	10,556	10,059
Jul-17	10,574	10,601	10,067
Aug-17	10,664	10,696	10,075
Sep-17	10,630	10,645	10,084
Oct-17	10,641	10,652	10,093
Nov-17	10,574	10,638	10,101
Dec-17	10,611	10,687	10,110
Jan-18	10,521	10,564	10,122
Feb-18	10,413	10,464	10,131
Mar-18	10,464	10,531	10,144
Apr-18	10,371	10,452	10,158
May-18	10,413	10,527	10,173
Jun-18	10,402	10,514	10,189
Jul-18	10,413	10,516	10,205
Aug-18	10,453	10,584	10,221
Sep-18	10,413	10,516	10,238
Oct-18	10,321	10,433	10,257
Nov-18	10,342	10,495	10,275
Dec-18	10,457	10,688	10,295
Jan-19	10,602	10,801	10,316
Feb-19	10,625	10,795	10,335
Mar-19	10,776	11,002	10,356
Apr-19	10,802	11,005	10,376
May-19	10,924	11,201	10,398
Jun-19	11,064	11,341	10,420
Jul-19	11,090	11,366	10,439
Aug-19	11,284	11,661	10,458
Sep-19	11,213	11,599	10,476
Oct-19	11,233	11,634	10,494
Nov-19	11,218	11,628	10,507
Dec-19	11,246	11,620	10,522
Jan-20	11,428	11,843	10,535
Feb-20	11,541	12,056	10,549
Mar-20	11,261	11,985	10,571
Apr-20	11,446	12,198	10,572
May-20	11,608	12,255	10,572
Jun-20	11,739	12,332	10,573
Jul-20	11,961	12,517	10,575
Aug-20	11,928	12,416	10,576
Sep-20	11,876	12,409	10,577
Oct-20	11,834	12,353	10,578
Nov-20	12,033	12,475	10,579
Dec-20	12,130	12,492	10,579
Jan-21	12,039	12,402	10,580
Feb-21	11,896	12,223	10,581
Mar-21	11,835	12,071	10,581
Apr-21	11,927	12,166	10,581
May-21	11,943	12,206	10,581
Jun-21	12,037	12,291	10,581
Jul-21	12,046	12,429	10,582
Aug-21	12,059	12,405	10,582
Sep-21	11,989	12,298	10,582
Oct-21	11,966	12,294	10,583
Nov-21	11,930	12,331	10,583
Dec-21	11,936	12,299	10,584
Jan-22	11,776	12,034	10,584
Feb-22	11,729	11,900	10,585
Mar-22	11,599	11,569	10,587
Apr-22	11,556	11,130	10,590
May-22	11,543	11,202	10,595
Jun-22	11,233	11,026	10,600
Jul-22	11,270	11,296	10,609
Aug-22	11,208	10,977	10,629
Sep-22	11,140	10,502	10,650
Oct-22	11,149	10,366	10,673
Nov-22	11,312	10,748	10,707
Dec-22	11,262	10,699	10,745
Jan-23	11,450	11,028	10,781
Feb-23	11,337	10,743	10,819
Mar-23	11,438	11,016	10,862
Apr-23	11,483	11,083	10,904
May-23	11,443	10,962	10,948
Jun-23	11,507	10,923	10,995
Jul-23	11,590	10,915	11,043
Aug-23	11,567	10,846	11,093
Sep-23	11,531	10,570	11,143
Oct-23	11,505	10,403	11,194
Nov-23	11,805	10,874	11,244
Dec-23	12,110	11,291	11,297
Jan-24	12,156	11,260	11,346
Feb-24	12,149	11,100	11,393
Mar-24	12,268	11,203	11,446
Apr-24	12,158	10,920	11,495
May-24	12,301	11,105	11,552
Jun-24	12,381	11,210	11,600
Jul-24	12,576	11,472	11,652
Aug-24	12,812	11,637	11,708
Sep-24	12,940	11,793	11,758
Oct-24	12,893	11,500	11,804
Nov-24	13,002	11,622	11,850
Dec-24	12,952	11,432	11,898

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	6.95%	2.87%	2.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	5.32%	2.49%	1.75%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 102,396,645	$ 102,396,645
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount		$ 232,834
InvestmentCompanyPortfolioTurnover		222.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$102,396,645
# of Portfolio Holdings	12
Portfolio Turnover Rate	222%
Advisory Fees and Waivers	232,834

Holdings [Text Block]

Sector Weighting

Value	Value
International Fixed Income	9.9%Footnote Reference
Money Market Registered Investment Companies	38.6%Footnote Reference
U.S. Fixed Income	51.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

BrandywineGLOBAL High Yield Fund - Class IS	15.0%
Fidelity Advisor High Income Advantage Fund - Class Z	13.4%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	12.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.9%
PIMCO Low Duration Income Fund - Class I	9.3%
Fidelity Total Bond Fund - Class Z	1.0%
BBH Limited Duration Fund - Class I	0.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174342
Shareholder Report [Line Items]
Fund Name		Dynamic Allocation Fund
Class Name		Adviser Class
Trading Symbol		DYGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$95	0.94%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,741	9,722	9,824
Feb-15	10,250	10,285	10,330
Mar-15	10,110	10,180	10,219
Apr-15	10,120	10,226	10,436
May-15	10,220	10,368	10,458
Jun-15	10,010	10,194	10,253
Jul-15	10,140	10,365	10,267
Aug-15	9,500	9,739	9,663
Sep-15	9,171	9,455	9,346
Oct-15	9,782	10,202	9,980
Nov-15	9,842	10,258	9,942
Dec-15	9,654	10,048	9,733
Jan-16	9,066	9,481	9,175
Feb-16	8,932	9,478	9,176
Mar-16	9,530	10,145	9,859
Apr-16	9,499	10,208	10,021
May-16	9,613	10,391	10,073
Jun-16	9,602	10,412	10,079
Jul-16	9,965	10,825	10,505
Aug-16	9,954	10,853	10,552
Sep-16	9,985	10,870	10,608
Oct-16	9,709	10,635	10,405
Nov-16	10,011	11,111	10,626
Dec-16	10,184	11,327	10,837
Jan-17	10,341	11,541	11,099
Feb-17	10,739	11,970	11,408
Mar-17	10,718	11,978	11,504
Apr-17	10,844	12,105	11,653
May-17	11,022	12,229	11,827
Jun-17	11,074	12,339	11,916
Jul-17	11,337	12,572	12,201
Aug-17	11,421	12,596	12,236
Sep-17	11,662	12,903	12,496
Oct-17	11,977	13,185	12,737
Nov-17	12,219	13,585	13,020
Dec-17	12,366	13,721	13,215
Jan-18	13,071	14,444	13,854
Feb-18	12,559	13,912	13,302
Mar-18	12,332	13,633	13,127
Apr-18	12,434	13,684	13,203
May-18	12,616	14,071	13,306
Jun-18	12,480	14,163	13,277
Jul-18	12,844	14,633	13,631
Aug-18	13,095	15,147	13,794
Sep-18	13,084	15,172	13,795
Oct-18	12,160	14,055	12,804
Nov-18	12,331	14,336	13,044
Dec-18	11,316	13,002	12,136
Jan-19	12,203	14,118	13,126
Feb-19	12,502	14,614	13,490
Mar-19	12,635	14,828	13,620
Apr-19	12,981	15,420	14,033
May-19	12,196	14,422	13,258
Jun-19	12,987	15,435	14,083
Jul-19	13,045	15,664	14,133
Aug-19	12,790	15,345	13,805
Sep-19	13,022	15,614	14,132
Oct-19	13,300	15,950	14,476
Nov-19	13,670	16,557	14,805
Dec-19	14,064	17,035	15,280
Jan-20	13,828	17,016	15,061
Feb-20	12,801	15,623	13,868
Mar-20	11,254	13,475	11,809
Apr-20	12,517	15,259	13,028
May-20	13,179	16,075	13,619
Jun-20	13,474	16,443	13,970
Jul-20	14,114	17,376	14,626
Aug-20	15,014	18,635	15,352
Sep-20	14,512	17,957	14,949
Oct-20	14,108	17,569	14,686
Nov-20	15,604	19,707	16,548
Dec-20	16,294	20,593	17,306
Jan-21	16,294	20,501	17,233
Feb-21	16,621	21,142	17,768
Mar-21	17,178	21,900	18,280
Apr-21	17,856	23,029	19,011
May-21	18,122	23,134	19,345
Jun-21	18,376	23,705	19,476
Jul-21	18,534	24,105	19,560
Aug-21	18,994	24,793	19,980
Sep-21	18,214	23,681	19,272
Oct-21	19,235	25,282	20,044
Nov-21	18,882	24,897	19,437
Dec-21	19,556	25,877	20,300
Jan-22	18,583	24,355	19,318
Feb-22	18,194	23,741	18,999
Mar-22	18,597	24,512	19,315
Apr-22	17,124	22,312	17,943
May-22	17,207	22,282	17,962
Jun-22	15,804	20,418	16,437
Jul-22	16,916	22,333	17,538
Aug-22	16,207	21,500	16,971
Sep-22	14,886	19,506	15,397
Oct-22	16,083	21,106	16,336
Nov-22	17,321	22,208	17,630
Dec-22	16,578	20,907	17,066
Jan-23	17,571	22,347	18,282
Feb-23	17,039	21,825	17,741
Mar-23	17,586	22,408	17,989
Apr-23	17,903	22,647	18,172
May-23	17,643	22,735	17,792
Jun-23	18,637	24,288	18,779
Jul-23	19,157	25,158	19,490
Aug-23	18,796	24,673	18,901
Sep-23	18,059	23,497	18,167
Oct-23	17,493	22,875	17,518
Nov-23	18,944	25,008	19,097
Dec-23	20,014	26,334	20,190
Jan-24	20,102	26,626	20,161
Feb-24	21,123	28,067	20,848
Mar-24	21,941	28,973	21,515
Apr-24	20,960	27,698	20,760
May-24	22,029	29,006	21,400
Jun-24	22,322	29,904	21,572
Jul-24	22,777	30,460	22,153
Aug-24	23,248	31,123	22,725
Sep-24	23,395	31,767	23,258
Oct-24	22,922	31,534	22,693
Nov-24	23,853	33,632	23,611
Dec-24	22,936	32,604	22,715

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	14.60%	10.28%	8.66%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Aggressive Target Risk Index	12.50%	8.25%	8.55%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 367,446,184	$ 367,446,184
Holdings Count | Holding	160	160
Advisory Fees Paid, Amount		$ 2,101,471
InvestmentCompanyPortfolioTurnover		304.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$367,446,184
# of Portfolio Holdings	160
Portfolio Turnover Rate	304%
Advisory Fees and Waivers	2,101,471

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.8%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.0%Footnote Reference
Real Estate	2.0%Footnote Reference
Health Care	5.3%Footnote Reference
Communication Services	8.4%Footnote Reference
Consumer Staples	8.9%Footnote Reference
Industrials	9.2%Footnote Reference
Consumer Discretionary	14.8%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway Inc	5.5%
Microsoft Corp	5.5%
Amazon.com Inc	3.7%
NVIDIA Corp	3.1%
Apple Inc	2.9%
Costco Wholesale Corp	2.1%
Alphabet Inc - Class C	2.0%
Meta Platforms Inc	1.9%
Texas Instruments Inc	1.9%
Mastercard Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000010070
Shareholder Report [Line Items]
Fund Name		Conservative Allocation Fund
Class Name		Retail Class
Trading Symbol		FLRUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$125	1.23%

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,775	10,210	10,047
Feb-15	10,116	10,114	10,100
Mar-15	10,022	10,161	10,061
Apr-15	10,218	10,124	10,118
May-15	10,209	10,100	10,074
Jun-15	9,737	9,990	9,999
Jul-15	9,651	10,059	10,026
Aug-15	9,126	10,045	9,911
Sep-15	8,539	10,113	9,881
Oct-15	9,042	10,114	10,017
Nov-15	8,635	10,088	9,958
Dec-15	8,308	10,055	9,908
Jan-16	8,091	10,193	9,882
Feb-16	8,153	10,266	9,959
Mar-16	8,812	10,360	10,188
Apr-16	9,113	10,400	10,272
May-16	9,376	10,402	10,263
Jun-16	9,681	10,589	10,416
Jul-16	9,872	10,656	10,543
Aug-16	9,819	10,644	10,536
Sep-16	10,102	10,638	10,566
Oct-16	9,711	10,556	10,460
Nov-16	9,780	10,307	10,320
Dec-16	9,959	10,321	10,372
Jan-17	9,922	10,341	10,450
Feb-17	10,090	10,411	10,556
Mar-17	10,244	10,405	10,578
Apr-17	10,244	10,486	10,666
May-17	10,291	10,566	10,758
Jun-17	10,286	10,556	10,753
Jul-17	10,576	10,601	10,853
Aug-17	10,506	10,696	10,928
Sep-17	10,548	10,645	10,942
Oct-17	10,482	10,652	10,989
Nov-17	10,632	10,638	11,035
Dec-17	10,720	10,687	11,097
Jan-18	10,834	10,564	11,149
Feb-18	10,648	10,464	10,991
Mar-18	10,606	10,531	11,003
Apr-18	10,572	10,452	10,957
May-18	10,644	10,527	11,007
Jun-18	10,610	10,514	11,003
Jul-18	10,735	10,516	11,074
Aug-18	10,840	10,584	11,136
Sep-18	10,826	10,516	11,102
Oct-18	10,475	10,433	10,886
Nov-18	10,479	10,495	10,975
Dec-18	10,439	10,688	10,965
Jan-19	10,646	10,801	11,247
Feb-19	10,725	10,795	11,310
Mar-19	10,848	11,002	11,476
Apr-19	10,952	11,005	11,553
May-19	10,794	11,201	11,543
Jun-19	11,120	11,341	11,793
Jul-19	11,180	11,366	11,824
Aug-19	11,205	11,661	11,918
Sep-19	11,230	11,599	11,960
Oct-19	11,295	11,634	12,053
Nov-19	11,370	11,628	12,095
Dec-19	11,509	11,620	12,195
Jan-20	11,569	11,843	12,320
Feb-20	11,333	12,056	12,248
Mar-20	10,713	11,985	11,784
Apr-20	10,946	12,198	12,203
May-20	11,163	12,255	12,402
Jun-20	11,269	12,332	12,548
Jul-20	11,578	12,517	12,835
Aug-20	11,776	12,416	12,927
Sep-20	11,624	12,409	12,839
Oct-20	11,491	12,353	12,745
Nov-20	11,980	12,475	13,208
Dec-20	12,232	12,492	13,383
Jan-21	12,165	12,402	13,288
Feb-21	12,160	12,223	13,169
Mar-21	12,262	12,071	13,169
Apr-21	12,498	12,166	13,379
May-21	12,559	12,206	13,494
Jun-21	12,682	12,291	13,575
Jul-21	12,723	12,429	13,704
Aug-21	12,811	12,405	13,751
Sep-21	12,615	12,298	13,533
Oct-21	12,770	12,294	13,628
Nov-21	12,683	12,331	13,564
Dec-21	12,799	12,299	13,686
Jan-22	12,528	12,034	13,340
Feb-22	12,436	11,900	13,166
Mar-22	12,306	11,569	12,944
Apr-22	11,976	11,130	12,394
May-22	11,987	11,202	12,447
Jun-22	11,500	11,026	12,041
Jul-22	11,662	11,296	12,433
Aug-22	11,494	10,977	12,081
Sep-22	11,267	10,502	11,400
Oct-22	11,337	10,366	11,469
Nov-22	11,616	10,748	11,997
Dec-22	11,488	10,699	11,887
Jan-23	11,780	11,028	12,310
Feb-23	11,576	10,743	11,999
Mar-23	11,720	11,016	12,259
Apr-23	11,786	11,083	12,347
May-23	11,670	10,962	12,182
Jun-23	11,869	10,923	12,295
Jul-23	12,003	10,915	12,401
Aug-23	11,908	10,846	12,252
Sep-23	11,702	10,570	11,919
Oct-23	11,573	10,403	11,700
Nov-23	12,078	10,874	12,312
Dec-23	12,599	11,291	12,807
Jan-24	12,621	11,260	12,779
Feb-24	12,735	11,100	12,735
Mar-24	12,973	11,203	12,903
Apr-24	12,602	10,920	12,566
May-24	12,950	11,105	12,822
Jun-24	13,087	11,210	12,932
Jul-24	13,345	11,472	13,255
Aug-24	13,563	11,637	13,492
Sep-24	13,718	11,793	13,700
Oct-24	13,452	11,500	13,346
Nov-24	13,741	11,622	13,543
Dec-24	13,421	11,432	13,263

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	6.53%	3.12%	2.99%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar Conservative Target Risk Index	3.57%	1.69%	2.86%

AssetsNet	$ 144,823,219	$ 144,823,219
Holdings Count | Holding	134	134
Advisory Fees Paid, Amount		$ 676,606
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$144,823,219
# of Portfolio Holdings	134
Portfolio Turnover Rate	166%
Advisory Fees and Waivers	676,606

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.4%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	1.1%Footnote Reference
Real Estate	1.9%Footnote Reference
Health Care	5.4%Footnote Reference
Industrials	8.5%Footnote Reference
Communication Services	8.8%Footnote Reference
Consumer Staples	8.8%Footnote Reference
Consumer Discretionary	15.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	16.1%
Baird Core Plus Bond Fund - Class I	16.0%
Dodge & Cox Income Fund - Class I	7.0%
Fidelity Advisor High Income Advantage Fund - Class Z	6.7%
Frost Total Return Bond Fund - Class I	6.7%
BrandywineGLOBAL High Yield Fund - Class IS	6.6%
Microsoft Corp	2.1%
Berkshire Hathaway Inc	2.1%
Amazon.com Inc	1.5%
Apple Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000112985
Shareholder Report [Line Items]
Fund Name		Spectrum Fund
Class Name		Retail Class
Trading Symbol		FLSPX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$190	1.85%

Expenses Paid, Amount		$ 190
Expense Ratio, Percent		1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection in long positions detracted from performance, but the Fund’s short positions positively contributed during the year.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jan-15	10,000	10,000	10,000
Jan-15	9,770	9,722	9,925
Feb-15	10,350	10,285	10,216
Mar-15	10,310	10,180	10,137
Apr-15	10,170	10,226	10,271
May-15	10,290	10,368	10,263
Jun-15	10,100	10,194	10,115
Jul-15	10,280	10,365	10,140
Aug-15	9,770	9,739	9,777
Sep-15	9,650	9,455	9,596
Oct-15	10,050	10,202	10,000
Nov-15	10,090	10,258	9,959
Dec-15	9,879	10,048	9,821
Jan-16	9,463	9,481	9,509
Feb-16	9,504	9,478	9,555
Mar-16	9,920	10,145	10,032
Apr-16	9,808	10,208	10,158
May-16	9,940	10,391	10,187
Jun-16	9,869	10,412	10,273
Jul-16	10,214	10,825	10,560
Aug-16	10,224	10,853	10,582
Sep-16	10,235	10,870	10,622
Oct-16	10,123	10,635	10,467
Nov-16	10,417	11,111	10,524
Dec-16	10,568	11,327	10,663
Jan-17	10,702	11,541	10,835
Feb-17	11,113	11,970	11,054
Mar-17	11,113	11,978	11,109
Apr-17	11,185	12,105	11,225
May-17	11,267	12,229	11,355
Jun-17	11,318	12,339	11,398
Jul-17	11,534	12,572	11,592
Aug-17	11,586	12,596	11,650
Sep-17	11,853	12,903	11,785
Oct-17	12,151	13,185	11,932
Nov-17	12,449	13,585	12,094
Dec-17	12,605	13,721	12,225
Jan-18	13,242	14,444	12,558
Feb-18	12,759	13,912	12,197
Mar-18	12,496	13,633	12,119
Apr-18	12,595	13,684	12,132
May-18	12,770	14,071	12,206
Jun-18	12,715	14,163	12,187
Jul-18	13,089	14,633	12,399
Aug-18	13,495	15,147	12,508
Sep-18	13,495	15,172	12,494
Oct-18	12,386	14,055	11,906
Nov-18	12,485	14,336	12,072
Dec-18	12,106	13,002	11,644
Jan-19	12,284	14,118	12,283
Feb-19	12,439	14,614	12,496
Mar-19	12,484	14,828	12,654
Apr-19	12,828	15,420	12,898
May-19	12,028	14,422	12,513
Jun-19	12,750	15,435	13,050
Jul-19	12,850	15,664	13,092
Aug-19	12,606	15,345	12,980
Sep-19	12,828	15,614	13,170
Oct-19	12,939	15,950	13,389
Nov-19	13,340	16,557	13,574
Dec-19	13,683	17,035	13,859
Jan-20	13,380	17,016	13,823
Feb-20	12,303	15,623	13,210
Mar-20	10,787	13,475	12,005
Apr-20	11,191	15,259	12,860
May-20	11,348	16,075	13,272
Jun-20	11,472	16,443	13,534
Jul-20	11,932	17,376	14,014
Aug-20	12,707	18,635	14,435
Sep-20	12,314	17,957	14,184
Oct-20	11,921	17,569	13,993
Nov-20	13,067	19,707	15,172
Dec-20	13,652	20,593	15,636
Jan-21	13,663	20,501	15,541
Feb-21	13,978	21,142	15,729
Mar-21	14,494	21,900	15,975
Apr-21	15,146	23,029	16,435
May-21	15,315	23,134	16,662
Jun-21	15,573	23,705	16,771
Jul-21	15,730	24,105	16,891
Aug-21	16,135	24,793	17,112
Sep-21	15,542	23,681	16,658
Oct-21	16,307	25,282	17,069
Nov-21	16,059	24,897	16,759
Dec-21	16,461	25,877	17,230
Jan-22	15,809	24,355	16,579
Feb-22	15,643	23,741	16,325
Mar-22	15,738	24,512	16,336
Apr-22	14,908	22,312	15,381
May-22	14,920	22,282	15,425
Jun-22	14,374	20,418	14,484
Jul-22	14,801	22,333	15,225
Aug-22	14,457	21,500	14,761
Sep-22	13,937	19,506	13,626
Oct-22	14,424	21,106	14,082
Nov-22	14,938	22,208	15,004
Dec-22	14,564	20,907	14,684
Jan-23	15,162	22,347	15,489
Feb-23	14,796	21,825	15,052
Mar-23	14,967	22,408	15,319
Apr-23	15,150	22,647	15,459
May-23	15,028	22,735	15,187
Jun-23	15,784	24,288	15,699
Jul-23	16,225	25,158	16,074
Aug-23	15,931	24,673	15,717
Sep-23	15,319	23,497	15,183
Oct-23	14,865	22,875	14,750
Nov-23	15,786	25,008	15,837
Dec-23	16,554	26,334	16,626
Jan-24	16,660	26,626	16,604
Feb-24	17,520	28,067	16,874
Mar-24	18,169	28,973	17,276
Apr-24	17,361	27,698	16,734
May-24	18,394	29,006	17,175
Jun-24	18,632	29,904	17,322
Jul-24	19,109	30,460	17,763
Aug-24	19,414	31,123	18,161
Sep-24	19,587	31,767	18,530
Oct-24	19,281	31,534	18,050
Nov-24	20,145	33,632	18,553
Dec-24	19,568	32,604	18,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Retail Class (Inception Date: 1/1/15)	18.21%	7.42%	6.95%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.06%

Performance Inception Date		Jan. 01, 2015
AssetsNet	$ 223,030,751	$ 223,030,751
Holdings Count | Holding	519	519
Advisory Fees Paid, Amount		$ 1,565,038
InvestmentCompanyPortfolioTurnover		260.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$223,030,751
# of Portfolio Holdings	519
Portfolio Turnover Rate	260%
Advisory Fees and Waivers	1,565,038

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	-1.6%Footnote Reference
Materials	0.2%Footnote Reference
Utilities	2.7%Footnote Reference
Energy	3.3%Footnote Reference
Consumer Staples	4.8%Footnote Reference
Industrials	7.6%Footnote Reference
Health Care	7.8%Footnote Reference
Communication Services	8.2%Footnote Reference
Consumer Discretionary	14.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	33.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	5.1%
Apple Inc	5.0%
Berkshire Hathaway Inc	4.5%
NVIDIA Corp	4.1%
Amazon.com Inc	3.4%
Mastercard Inc	3.0%
Costco Wholesale Corp	2.3%
Alphabet Inc - Class C	2.2%
Meta Platforms Inc	2.2%
Texas Instruments Inc	2.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174349
Shareholder Report [Line Items]
Fund Name		Tactical Income Fund
Class Name		Institutional Class
Trading Symbol		BNDIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Tactical Income Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$80	0.78%

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  Overweight to US high yield fixed income, as US high yield outperformed investment grade.

  Interest rate volatility presented opportunities to profit from tactical duration decisions throughout the year.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Dec-14	10,000	10,000	10,000
Jan-15	10,078	10,210	10,000
Feb-15	10,114	10,114	10,000
Mar-15	10,130	10,161	10,000
Apr-15	10,132	10,124	10,001
May-15	10,124	10,100	10,001
Jun-15	9,966	9,990	10,001
Jul-15	10,000	10,059	10,001
Aug-15	9,917	10,045	10,001
Sep-15	9,850	10,113	10,001
Oct-15	9,954	10,114	10,001
Nov-15	9,839	10,088	10,001
Dec-15	9,749	10,055	10,003
Jan-16	9,762	10,193	10,003
Feb-16	9,820	10,266	10,005
Mar-16	9,938	10,360	10,009
Apr-16	10,094	10,400	10,010
May-16	10,077	10,402	10,011
Jun-16	10,212	10,589	10,014
Jul-16	10,282	10,656	10,016
Aug-16	10,351	10,644	10,019
Sep-16	10,384	10,638	10,022
Oct-16	10,304	10,556	10,024
Nov-16	10,124	10,307	10,025
Dec-16	10,193	10,321	10,029
Jan-17	10,272	10,341	10,033
Feb-17	10,393	10,411	10,037
Mar-17	10,377	10,405	10,039
Apr-17	10,465	10,486	10,045
May-17	10,526	10,566	10,051
Jun-17	10,498	10,556	10,059
Jul-17	10,582	10,601	10,067
Aug-17	10,666	10,696	10,075
Sep-17	10,632	10,645	10,084
Oct-17	10,655	10,652	10,093
Nov-17	10,582	10,638	10,101
Dec-17	10,621	10,687	10,110
Jan-18	10,530	10,564	10,122
Feb-18	10,426	10,464	10,131
Mar-18	10,481	10,531	10,144
Apr-18	10,387	10,452	10,158
May-18	10,433	10,527	10,173
Jun-18	10,421	10,514	10,189
Jul-18	10,437	10,516	10,205
Aug-18	10,478	10,584	10,221
Sep-18	10,437	10,516	10,238
Oct-18	10,351	10,433	10,257
Nov-18	10,363	10,495	10,275
Dec-18	10,491	10,688	10,295
Jan-19	10,636	10,801	10,316
Feb-19	10,659	10,795	10,335
Mar-19	10,811	11,002	10,356
Apr-19	10,840	11,005	10,376
May-19	10,969	11,201	10,398
Jun-19	11,110	11,341	10,420
Jul-19	11,127	11,366	10,439
Aug-19	11,324	11,661	10,458
Sep-19	11,265	11,599	10,476
Oct-19	11,288	11,634	10,494
Nov-19	11,260	11,628	10,507
Dec-19	11,296	11,620	10,522
Jan-20	11,479	11,843	10,535
Feb-20	11,581	12,056	10,549
Mar-20	11,312	11,985	10,571
Apr-20	11,486	12,198	10,572
May-20	11,660	12,255	10,572
Jun-20	11,791	12,332	10,573
Jul-20	12,016	12,517	10,575
Aug-20	11,983	12,416	10,576
Sep-20	11,931	12,409	10,577
Oct-20	11,889	12,353	10,578
Nov-20	12,089	12,475	10,579
Dec-20	12,184	12,492	10,579
Jan-21	12,092	12,402	10,580
Feb-21	11,951	12,223	10,581
Mar-21	11,890	12,071	10,581
Apr-21	11,969	12,166	10,581
May-21	11,998	12,206	10,581
Jun-21	12,091	12,291	10,581
Jul-21	12,099	12,429	10,582
Aug-21	12,112	12,405	10,582
Sep-21	12,028	12,298	10,582
Oct-21	12,017	12,294	10,583
Nov-21	11,968	12,331	10,583
Dec-21	11,987	12,299	10,584
Jan-22	11,826	12,034	10,584
Feb-22	11,767	11,900	10,585
Mar-22	11,646	11,569	10,587
Apr-22	11,590	11,130	10,590
May-22	11,577	11,202	10,595
Jun-22	11,278	11,026	10,600
Jul-22	11,315	11,296	10,609
Aug-22	11,240	10,977	10,629
Sep-22	11,170	10,502	10,650
Oct-22	11,179	10,366	10,673
Nov-22	11,342	10,748	10,707
Dec-22	11,303	10,699	10,745
Jan-23	11,480	11,028	10,781
Feb-23	11,366	10,743	10,819
Mar-23	11,481	11,016	10,862
Apr-23	11,525	11,083	10,904
May-23	11,468	10,962	10,948
Jun-23	11,532	10,923	10,995
Jul-23	11,615	10,915	11,043
Aug-23	11,592	10,846	11,093
Sep-23	11,556	10,570	11,143
Oct-23	11,539	10,403	11,194
Nov-23	11,826	10,874	11,244
Dec-23	12,144	11,291	11,297
Jan-24	12,177	11,260	11,346
Feb-24	12,183	11,100	11,393
Mar-24	12,299	11,203	11,446
Apr-24	12,188	10,920	11,495
May-24	12,331	11,105	11,552
Jun-24	12,398	11,210	11,600
Jul-24	12,594	11,472	11,652
Aug-24	12,830	11,637	11,708
Sep-24	12,972	11,793	11,758
Oct-24	12,911	11,500	11,804
Nov-24	13,027	11,622	11,850
Dec-24	12,965	11,432	11,898

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	6.76%	2.79%	2.63%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	5.32%	2.49%	1.75%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 102,396,645	$ 102,396,645
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount		$ 232,834
InvestmentCompanyPortfolioTurnover		222.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$102,396,645
# of Portfolio Holdings	12
Portfolio Turnover Rate	222%
Advisory Fees and Waivers	232,834

Holdings [Text Block]

Sector Weighting

Value	Value
International Fixed Income	9.9%Footnote Reference
Money Market Registered Investment Companies	38.6%Footnote Reference
U.S. Fixed Income	51.1%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

BrandywineGLOBAL High Yield Fund - Class IS	15.0%
Fidelity Advisor High Income Advantage Fund - Class Z	13.4%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	12.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.9%
PIMCO Low Duration Income Fund - Class I	9.3%
Fidelity Total Bond Fund - Class Z	1.0%
BBH Limited Duration Fund - Class I	0.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174341
Shareholder Report [Line Items]
Fund Name		Dynamic Allocation Fund
Class Name		Institutional Class
Trading Symbol		DYGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Dynamic Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$102	1.01%

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,741	9,722	9,824
Feb-15	10,250	10,285	10,330
Mar-15	10,110	10,180	10,219
Apr-15	10,120	10,226	10,436
May-15	10,220	10,368	10,458
Jun-15	10,010	10,194	10,253
Jul-15	10,140	10,365	10,267
Aug-15	9,500	9,739	9,663
Sep-15	9,171	9,455	9,346
Oct-15	9,782	10,202	9,980
Nov-15	9,842	10,258	9,942
Dec-15	9,654	10,048	9,733
Jan-16	9,066	9,481	9,175
Feb-16	8,932	9,478	9,176
Mar-16	9,530	10,145	9,859
Apr-16	9,499	10,208	10,021
May-16	9,613	10,391	10,073
Jun-16	9,602	10,412	10,079
Jul-16	9,965	10,825	10,505
Aug-16	9,954	10,853	10,552
Sep-16	9,985	10,870	10,608
Oct-16	9,709	10,635	10,405
Nov-16	10,011	11,111	10,626
Dec-16	10,175	11,327	10,837
Jan-17	10,343	11,541	11,099
Feb-17	10,740	11,970	11,408
Mar-17	10,720	11,978	11,504
Apr-17	10,835	12,105	11,653
May-17	11,013	12,229	11,827
Jun-17	11,076	12,339	11,916
Jul-17	11,339	12,572	12,201
Aug-17	11,423	12,596	12,236
Sep-17	11,675	12,903	12,496
Oct-17	11,990	13,185	12,737
Nov-17	12,232	13,585	13,020
Dec-17	12,374	13,721	13,215
Jan-18	13,091	14,444	13,854
Feb-18	12,567	13,912	13,302
Mar-18	12,351	13,633	13,127
Apr-18	12,453	13,684	13,203
May-18	12,636	14,071	13,306
Jun-18	12,511	14,163	13,277
Jul-18	12,876	14,633	13,631
Aug-18	13,139	15,147	13,794
Sep-18	13,128	15,172	13,795
Oct-18	12,201	14,055	12,804
Nov-18	12,373	14,336	13,044
Dec-18	11,361	13,002	12,136
Jan-19	12,252	14,118	13,126
Feb-19	12,553	14,614	13,490
Mar-19	12,692	14,828	13,620
Apr-19	13,039	15,420	14,033
May-19	12,240	14,422	13,258
Jun-19	13,039	15,435	14,083
Jul-19	13,109	15,664	14,133
Aug-19	12,853	15,345	13,805
Sep-19	13,086	15,614	14,132
Oct-19	13,366	15,950	14,476
Nov-19	13,738	16,557	14,805
Dec-19	14,133	17,035	15,280
Jan-20	13,896	17,016	15,061
Feb-20	12,863	15,623	13,868
Mar-20	11,307	13,475	11,809
Apr-20	12,589	15,259	13,028
May-20	13,254	16,075	13,619
Jun-20	13,555	16,443	13,970
Jul-20	14,199	17,376	14,626
Aug-20	15,105	18,635	15,352
Sep-20	14,593	17,957	14,949
Oct-20	14,187	17,569	14,686
Nov-20	15,692	19,707	16,548
Dec-20	16,387	20,593	17,306
Jan-21	16,375	20,501	17,233
Feb-21	16,716	21,142	17,768
Mar-21	17,264	21,900	18,280
Apr-21	17,946	23,029	19,011
May-21	18,214	23,134	19,345
Jun-21	18,470	23,705	19,476
Jul-21	18,628	24,105	19,560
Aug-21	19,091	24,793	19,980
Sep-21	18,306	23,681	19,272
Oct-21	19,333	25,282	20,044
Nov-21	18,966	24,897	19,437
Dec-21	19,644	25,877	20,300
Jan-22	18,678	24,355	19,318
Feb-22	18,273	23,741	18,999
Mar-22	18,692	24,512	19,315
Apr-22	17,209	22,312	17,943
May-22	17,293	22,282	17,962
Jun-22	15,880	20,418	16,437
Jul-22	17,000	22,333	17,538
Aug-22	16,286	21,500	16,971
Sep-22	14,957	19,506	15,397
Oct-22	16,147	21,106	16,336
Nov-22	17,394	22,208	17,630
Dec-22	16,646	20,907	17,066
Jan-23	17,646	22,347	18,282
Feb-23	17,110	21,825	17,741
Mar-23	17,661	22,408	17,989
Apr-23	17,980	22,647	18,172
May-23	17,719	22,735	17,792
Jun-23	18,704	24,288	18,779
Jul-23	19,228	25,158	19,490
Aug-23	18,879	24,673	18,901
Sep-23	18,123	23,497	18,167
Oct-23	17,554	22,875	17,518
Nov-23	19,013	25,008	19,097
Dec-23	20,099	26,334	20,190
Jan-24	20,173	26,626	20,161
Feb-24	21,200	28,067	20,848
Mar-24	22,023	28,973	21,515
Apr-24	21,036	27,698	20,760
May-24	22,111	29,006	21,400
Jun-24	22,391	29,904	21,572
Jul-24	22,849	30,460	22,153
Aug-24	23,322	31,123	22,725
Sep-24	23,470	31,767	23,258
Oct-24	22,995	31,534	22,693
Nov-24	23,930	33,632	23,611
Dec-24	22,997	32,604	22,715

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	14.41%	10.23%	8.68%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Aggressive Target Risk Index	12.50%	8.25%	8.55%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 367,446,184	$ 367,446,184
Holdings Count | Holding	160	160
Advisory Fees Paid, Amount		$ 2,101,471
InvestmentCompanyPortfolioTurnover		304.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$367,446,184
# of Portfolio Holdings	160
Portfolio Turnover Rate	304%
Advisory Fees and Waivers	2,101,471

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.8%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.0%Footnote Reference
Real Estate	2.0%Footnote Reference
Health Care	5.3%Footnote Reference
Communication Services	8.4%Footnote Reference
Consumer Staples	8.9%Footnote Reference
Industrials	9.2%Footnote Reference
Consumer Discretionary	14.8%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway Inc	5.5%
Microsoft Corp	5.5%
Amazon.com Inc	3.7%
NVIDIA Corp	3.1%
Apple Inc	2.9%
Costco Wholesale Corp	2.1%
Alphabet Inc - Class C	2.0%
Meta Platforms Inc	1.9%
Texas Instruments Inc	1.9%
Mastercard Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000176586
Shareholder Report [Line Items]
Fund Name		Conservative Allocation Fund
Class Name		Adviser Class
Trading Symbol		IFAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$90	0.89%

Expenses Paid, Amount		$ 90
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,775	10,210	10,047
Feb-15	10,116	10,114	10,100
Mar-15	10,022	10,161	10,061
Apr-15	10,218	10,124	10,118
May-15	10,209	10,100	10,074
Jun-15	9,737	9,990	9,999
Jul-15	9,651	10,059	10,026
Aug-15	9,126	10,045	9,911
Sep-15	8,539	10,113	9,881
Oct-15	9,042	10,114	10,017
Nov-15	8,635	10,088	9,958
Dec-15	8,308	10,055	9,908
Jan-16	8,091	10,193	9,882
Feb-16	8,153	10,266	9,959
Mar-16	8,812	10,360	10,188
Apr-16	9,113	10,400	10,272
May-16	9,376	10,402	10,263
Jun-16	9,681	10,589	10,416
Jul-16	9,872	10,656	10,543
Aug-16	9,819	10,644	10,536
Sep-16	10,102	10,638	10,566
Oct-16	9,711	10,556	10,460
Nov-16	9,775	10,307	10,320
Dec-16	9,957	10,321	10,372
Jan-17	9,925	10,341	10,450
Feb-17	10,093	10,411	10,556
Mar-17	10,251	10,405	10,578
Apr-17	10,256	10,486	10,666
May-17	10,307	10,566	10,758
Jun-17	10,303	10,556	10,753
Jul-17	10,592	10,601	10,853
Aug-17	10,527	10,696	10,928
Sep-17	10,569	10,645	10,942
Oct-17	10,503	10,652	10,989
Nov-17	10,657	10,638	11,035
Dec-17	10,754	10,687	11,097
Jan-18	10,868	10,564	11,149
Feb-18	10,679	10,464	10,991
Mar-18	10,641	10,531	11,003
Apr-18	10,608	10,452	10,957
May-18	10,679	10,527	11,007
Jun-18	10,651	10,514	11,003
Jul-18	10,779	10,516	11,074
Aug-18	10,883	10,584	11,136
Sep-18	10,869	10,516	11,102
Oct-18	10,516	10,433	10,886
Nov-18	10,526	10,495	10,975
Dec-18	10,486	10,688	10,965
Jan-19	10,691	10,801	11,247
Feb-19	10,774	10,795	11,310
Mar-19	10,896	11,002	11,476
Apr-19	11,004	11,005	11,553
May-19	10,852	11,201	11,543
Jun-19	11,176	11,341	11,793
Jul-19	11,240	11,366	11,824
Aug-19	11,270	11,661	11,918
Sep-19	11,295	11,599	11,960
Oct-19	11,364	11,634	12,053
Nov-19	11,444	11,628	12,095
Dec-19	11,587	11,620	12,195
Jan-20	11,652	11,843	12,320
Feb-20	11,417	12,056	12,248
Mar-20	10,796	11,985	11,784
Apr-20	11,037	12,198	12,203
May-20	11,258	12,255	12,402
Jun-20	11,369	12,332	12,548
Jul-20	11,687	12,517	12,835
Aug-20	11,884	12,416	12,927
Sep-20	11,737	12,409	12,839
Oct-20	11,605	12,353	12,745
Nov-20	12,102	12,475	13,208
Dec-20	12,362	12,492	13,383
Jan-21	12,301	12,402	13,288
Feb-21	12,296	12,223	13,169
Mar-21	12,408	12,071	13,169
Apr-21	12,649	12,166	13,379
May-21	12,711	12,206	13,494
Jun-21	12,844	12,291	13,575
Jul-21	12,890	12,429	13,704
Aug-21	12,983	12,405	13,751
Sep-21	12,787	12,298	13,533
Oct-21	12,948	12,294	13,628
Nov-21	12,865	12,331	13,564
Dec-21	12,985	12,299	13,686
Jan-22	12,714	12,034	13,340
Feb-22	12,621	11,900	13,166
Mar-22	12,491	11,569	12,944
Apr-22	12,160	11,130	12,394
May-22	12,171	11,202	12,447
Jun-22	11,676	11,026	12,041
Jul-22	11,845	11,296	12,433
Aug-22	11,682	10,977	12,081
Sep-22	11,453	10,502	11,400
Oct-22	11,530	10,366	11,469
Nov-22	11,821	10,748	11,997
Dec-22	11,695	10,699	11,887
Jan-23	11,994	11,028	12,310
Feb-23	11,789	10,743	11,999
Mar-23	11,939	11,016	12,259
Apr-23	12,011	11,083	12,347
May-23	11,900	10,962	12,182
Jun-23	12,100	10,923	12,295
Jul-23	12,241	10,915	12,401
Aug-23	12,151	10,846	12,252
Sep-23	11,943	10,570	11,919
Oct-23	11,813	10,403	11,700
Nov-23	12,333	10,874	12,312
Dec-23	12,872	11,291	12,807
Jan-24	12,894	11,260	12,779
Feb-24	13,015	11,100	12,735
Mar-24	13,261	11,203	12,903
Apr-24	12,886	10,920	12,566
May-24	13,243	11,105	12,822
Jun-24	13,387	11,210	12,932
Jul-24	13,660	11,472	13,255
Aug-24	13,886	11,637	13,492
Sep-24	14,049	11,793	13,700
Oct-24	13,786	11,500	13,346
Nov-24	14,078	11,622	13,543
Dec-24	13,756	11,432	13,263

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Adviser Class	6.88%	3.49%	3.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar Conservative Target Risk Index	3.57%	1.69%	2.86%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 144,823,219	$ 144,823,219
Holdings Count | Holding	134	134
Advisory Fees Paid, Amount		$ 676,606
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$144,823,219
# of Portfolio Holdings	134
Portfolio Turnover Rate	166%
Advisory Fees and Waivers	676,606

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.4%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	1.1%Footnote Reference
Real Estate	1.9%Footnote Reference
Health Care	5.4%Footnote Reference
Industrials	8.5%Footnote Reference
Communication Services	8.8%Footnote Reference
Consumer Staples	8.8%Footnote Reference
Consumer Discretionary	15.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	16.1%
Baird Core Plus Bond Fund - Class I	16.0%
Dodge & Cox Income Fund - Class I	7.0%
Fidelity Advisor High Income Advantage Fund - Class Z	6.7%
Frost Total Return Bond Fund - Class I	6.7%
BrandywineGLOBAL High Yield Fund - Class IS	6.6%
Microsoft Corp	2.1%
Berkshire Hathaway Inc	2.1%
Amazon.com Inc	1.5%
Apple Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000173654
Shareholder Report [Line Items]
Fund Name		Government Money Market Fund
Class Name		Class E
Trading Symbol		FLPXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Government Money Market Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class E	$21	0.21%

Expenses Paid, Amount		$ 21
Expense Ratio, Percent		0.21%
AssetsNet	$ 662,515,037	$ 662,515,037
Holdings Count | Holding	69	69
Advisory Fees Paid, Amount		$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$662,515,037 # of Portfolio Holdings69 Portfolio Turnover RateN/A Advisory Fees and Waivers0
Holdings [Text Block]

Sector Weighting

Value	Value
U.S. Treasury Notes	13.5%Footnote Reference
U.S. Government Agencies	25.5%Footnote Reference
Repurchase Agreements	27.9%Footnote Reference
U.S. Treasury Bills	28.8%Footnote Reference
Money Market Registered Investment Companies	32.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

South Street S (Collateralized by $76,485,403 various FMACs and FNMAs, 4.00% - 6.00%, due 11/1/47 - 11/1/54, fair value $76,699,845) (proceeds $75,018,958), purchase date 12/31/24	11.3%
Loop Capital (Collateralized by $57,511,050 FHLMCs, 7.00%, due 6/1/54, fair value $61,200,000) (proceeds $60,014,733), purchase date 12/31/24	9.1%
South Street T (Collateralized by $52,210,776 various FMACs, FNMAs, and SBAs, 2.50% - 8.00%, due 8/25/28 - 8/1/54, fair value $51,166,849)(proceeds $50,012,583), purchase date 12/31/24	7.6%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.20%)	3.6%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.169%)	3.6%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.125%)	3.0%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)	2.3%
United States Treasury Bill	2.3%
United States Treasury Bill	2.3%
Freddie Mac	2.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000174352
Shareholder Report [Line Items]
Fund Name		Spectrum Fund
Class Name		Adviser Class
Trading Symbol		SRUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Spectrum Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$145	1.41%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection in long positions detracted from performance, but the Fund’s short positions positively contributed during the year.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jan-15	10,000	10,000	10,000
Jan-15	9,770	9,722	9,925
Feb-15	10,350	10,285	10,216
Mar-15	10,310	10,180	10,137
Apr-15	10,170	10,226	10,271
May-15	10,290	10,368	10,263
Jun-15	10,100	10,194	10,115
Jul-15	10,280	10,365	10,140
Aug-15	9,770	9,739	9,777
Sep-15	9,650	9,455	9,596
Oct-15	10,050	10,202	10,000
Nov-15	10,090	10,258	9,959
Dec-15	9,879	10,048	9,821
Jan-16	9,463	9,481	9,509
Feb-16	9,504	9,478	9,555
Mar-16	9,920	10,145	10,032
Apr-16	9,808	10,208	10,158
May-16	9,940	10,391	10,187
Jun-16	9,869	10,412	10,273
Jul-16	10,214	10,825	10,560
Aug-16	10,224	10,853	10,582
Sep-16	10,235	10,870	10,622
Oct-16	10,123	10,635	10,467
Nov-16	10,417	11,111	10,524
Dec-16	10,577	11,327	10,663
Jan-17	10,711	11,541	10,835
Feb-17	11,122	11,970	11,054
Mar-17	11,132	11,978	11,109
Apr-17	11,204	12,105	11,225
May-17	11,297	12,229	11,355
Jun-17	11,338	12,339	11,398
Jul-17	11,564	12,572	11,592
Aug-17	11,626	12,596	11,650
Sep-17	11,893	12,903	11,785
Oct-17	12,191	13,185	11,932
Nov-17	12,489	13,585	12,094
Dec-17	12,656	13,721	12,225
Jan-18	13,303	14,444	12,558
Feb-18	12,809	13,912	12,197
Mar-18	12,557	13,633	12,119
Apr-18	12,656	13,684	12,132
May-18	12,831	14,071	12,206
Jun-18	12,776	14,163	12,187
Jul-18	13,149	14,633	12,399
Aug-18	13,577	15,147	12,508
Sep-18	13,577	15,172	12,494
Oct-18	12,469	14,055	11,906
Nov-18	12,557	14,336	12,072
Dec-18	12,190	13,002	11,644
Jan-19	12,357	14,118	12,283
Feb-19	12,513	14,614	12,496
Mar-19	12,569	14,828	12,654
Apr-19	12,914	15,420	12,898
May-19	12,113	14,422	12,513
Jun-19	12,836	15,435	13,050
Jul-19	12,947	15,664	13,092
Aug-19	12,691	15,345	12,980
Sep-19	12,925	15,614	13,170
Oct-19	13,048	15,950	13,389
Nov-19	13,448	16,557	13,574
Dec-19	13,796	17,035	13,859
Jan-20	13,504	17,016	13,823
Feb-20	12,413	15,623	13,210
Mar-20	10,884	13,475	12,005
Apr-20	11,300	15,259	12,860
May-20	11,468	16,075	13,272
Jun-20	11,592	16,443	13,534
Jul-20	12,064	17,376	14,014
Aug-20	12,851	18,635	14,435
Sep-20	12,461	17,957	14,184
Oct-20	12,063	17,569	13,993
Nov-20	13,221	19,707	15,172
Dec-20	13,820	20,593	15,636
Jan-21	13,832	20,501	15,541
Feb-21	14,150	21,142	15,729
Mar-21	14,683	21,900	15,975
Apr-21	15,353	23,029	16,435
May-21	15,524	23,134	16,662
Jun-21	15,796	23,705	16,771
Jul-21	15,955	24,105	16,891
Aug-21	16,375	24,793	17,112
Sep-21	15,778	23,681	16,658
Oct-21	16,563	25,282	17,069
Nov-21	16,313	24,897	16,759
Dec-21	16,732	25,877	17,230
Jan-22	16,073	24,355	16,579
Feb-22	15,917	23,741	16,325
Mar-22	16,013	24,512	16,336
Apr-22	15,174	22,312	15,381
May-22	15,198	22,282	15,425
Jun-22	14,646	20,418	14,484
Jul-22	15,090	22,333	15,225
Aug-22	14,742	21,500	14,761
Sep-22	14,217	19,506	13,626
Oct-22	14,710	21,106	14,082
Nov-22	15,253	22,208	15,004
Dec-22	14,877	20,907	14,684
Jan-23	15,481	22,347	15,489
Feb-23	15,124	21,825	15,052
Mar-23	15,296	22,408	15,319
Apr-23	15,493	22,647	15,459
May-23	15,382	22,735	15,187
Jun-23	16,159	24,288	15,699
Jul-23	16,606	25,158	16,074
Aug-23	16,321	24,673	15,717
Sep-23	15,688	23,497	15,183
Oct-23	15,240	22,875	14,750
Nov-23	16,187	25,008	15,837
Dec-23	16,971	26,334	16,626
Jan-24	17,105	26,626	16,604
Feb-24	17,991	28,067	16,874
Mar-24	18,649	28,973	17,276
Apr-24	17,843	27,698	16,734
May-24	18,904	29,006	17,175
Jun-24	19,159	29,904	17,322
Jul-24	19,658	30,460	17,763
Aug-24	19,981	31,123	18,161
Sep-24	20,156	31,767	18,530
Oct-24	19,859	31,534	18,050
Nov-24	20,752	33,632	18,553
Dec-24	20,165	32,604	18,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	Since Inception
Adviser Class (Inception Date: 1/1/15)	18.82%	7.89%	7.27%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Moderate Target Risk Index	8.27%	5.37%	6.06%

Performance Inception Date		Jan. 01, 2015
No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 223,030,751	$ 223,030,751
Holdings Count | Holding	519	519
Advisory Fees Paid, Amount		$ 1,565,038
InvestmentCompanyPortfolioTurnover		260.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$223,030,751
# of Portfolio Holdings	519
Portfolio Turnover Rate	260%
Advisory Fees and Waivers	1,565,038

Holdings [Text Block]

Sector Weighting

Value	Value
Real Estate	-1.6%Footnote Reference
Materials	0.2%Footnote Reference
Utilities	2.7%Footnote Reference
Energy	3.3%Footnote Reference
Consumer Staples	4.8%Footnote Reference
Industrials	7.6%Footnote Reference
Health Care	7.8%Footnote Reference
Communication Services	8.2%Footnote Reference
Consumer Discretionary	14.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	33.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp	5.1%
Apple Inc	5.0%
Berkshire Hathaway Inc	4.5%
NVIDIA Corp	4.1%
Amazon.com Inc	3.4%
Mastercard Inc	3.0%
Costco Wholesale Corp	2.3%
Alphabet Inc - Class C	2.2%
Meta Platforms Inc	2.2%
Texas Instruments Inc	2.1%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000010078
Shareholder Report [Line Items]
Fund Name		Global Allocation Fund
Class Name		Retail Class
Trading Symbol		FLFGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Global Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$187	1.86%

Expenses Paid, Amount		$ 187
Expense Ratio, Percent		1.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The Fund slightly favored a higher international allocation relative to its benchmark. The outperformance of U.S. equities relative to international equities.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Retail Class	Russell 3000 Index	Morningstar Global Allocation Index
Dec-14	10,000	10,000	10,000
Jan-15	9,855	9,722	9,944
Feb-15	10,328	10,285	10,249
Mar-15	10,231	10,180	10,173
Apr-15	10,289	10,226	10,343
May-15	10,308	10,368	10,302
Jun-15	10,077	10,194	10,144
Jul-15	10,077	10,365	10,177
Aug-15	9,383	9,739	9,779
Sep-15	9,037	9,455	9,582
Oct-15	9,566	10,202	9,997
Nov-15	9,566	10,258	9,908
Dec-15	9,279	10,048	9,802
Jan-16	8,673	9,481	9,473
Feb-16	8,554	9,478	9,536
Mar-16	9,199	10,145	10,042
Apr-16	9,199	10,208	10,195
May-16	9,189	10,391	10,165
Jun-16	9,170	10,412	10,248
Jul-16	9,528	10,825	10,556
Aug-16	9,558	10,853	10,572
Sep-16	9,658	10,870	10,634
Oct-16	9,399	10,635	10,425
Nov-16	9,468	11,111	10,353
Dec-16	9,607	11,327	10,488
Jan-17	9,848	11,541	10,700
Feb-17	10,070	11,970	10,911
Mar-17	10,180	11,978	11,003
Apr-17	10,311	12,105	11,161
May-17	10,461	12,229	11,359
Jun-17	10,517	12,339	11,392
Jul-17	10,859	12,572	11,628
Aug-17	10,949	12,596	11,694
Sep-17	11,180	12,903	11,817
Oct-17	11,472	13,185	11,956
Nov-17	11,623	13,585	12,143
Dec-17	11,753	13,721	12,278
Jan-18	12,364	14,444	12,707
Feb-18	11,916	13,912	12,347
Mar-18	11,743	13,633	12,257
Apr-18	11,804	13,684	12,264
May-18	11,814	14,071	12,282
Jun-18	11,666	14,163	12,237
Jul-18	11,963	14,633	12,447
Aug-18	12,065	15,147	12,554
Sep-18	12,075	15,172	12,538
Oct-18	11,156	14,055	11,911
Nov-18	11,227	14,336	12,049
Dec-18	10,938	13,002	11,601
Jan-19	11,109	14,118	12,207
Feb-19	11,237	14,614	12,383
Mar-19	11,312	14,828	12,537
Apr-19	11,548	15,420	12,775
May-19	10,937	14,422	12,408
Jun-19	11,569	15,435	12,966
Jul-19	11,526	15,664	12,988
Aug-19	11,312	15,345	12,909
Sep-19	11,537	15,614	13,028
Oct-19	11,784	15,950	13,275
Nov-19	12,010	16,557	13,443
Dec-19	12,378	17,035	13,751
Jan-20	12,094	17,016	13,733
Feb-20	11,274	15,623	13,097
Mar-20	9,972	13,475	11,880
Apr-20	10,333	15,259	12,694
May-20	10,585	16,075	13,088
Jun-20	10,716	16,443	13,375
Jul-20	11,066	17,376	13,940
Aug-20	11,656	18,635	14,437
Sep-20	11,361	17,957	14,145
Oct-20	11,066	17,569	13,938
Nov-20	12,214	19,707	15,099
Dec-20	12,745	20,593	15,614
Jan-21	12,734	20,501	15,514
Feb-21	12,968	21,142	15,651
Mar-21	13,293	21,900	15,834
Apr-21	13,729	23,029	16,355
May-21	13,986	23,134	16,556
Jun-21	14,075	23,705	16,656
Jul-21	14,098	24,105	16,784
Aug-21	14,344	24,793	17,023
Sep-21	13,852	23,681	16,501
Oct-21	14,321	25,282	16,962
Nov-21	13,963	24,897	16,674
Dec-21	14,349	25,877	17,067
Jan-22	13,839	24,355	16,372
Feb-22	13,603	23,741	16,057
Mar-22	13,529	24,512	16,074
Apr-22	12,821	22,312	14,986
May-22	12,845	22,282	15,006
Jun-22	12,324	20,418	14,043
Jul-22	12,634	22,333	14,774
Aug-22	12,224	21,500	14,255
Sep-22	11,417	19,506	13,131
Oct-22	11,951	21,106	13,570
Nov-22	12,822	22,208	14,470
Dec-22	12,492	20,907	14,148
Jan-23	13,218	22,347	14,935
Feb-23	12,805	21,825	14,517
Mar-23	13,130	22,408	14,909
Apr-23	13,356	22,647	15,061
May-23	13,055	22,735	14,861
Jun-23	13,606	24,288	15,405
Jul-23	13,997	25,158	15,780
Aug-23	13,594	24,673	15,440
Sep-23	13,078	23,497	14,884
Oct-23	12,699	22,875	14,510
Nov-23	13,672	25,008	15,598
Dec-23	14,412	26,334	16,335
Jan-24	14,361	26,626	16,312
Feb-24	14,909	28,067	16,659
Mar-24	15,392	28,973	17,032
Apr-24	14,818	27,698	16,520
May-24	15,469	29,006	17,031
Jun-24	15,546	29,904	17,260
Jul-24	15,879	30,460	17,657
Aug-24	16,187	31,123	18,064
Sep-24	16,366	31,767	18,431
Oct-24	15,889	31,534	17,933
Nov-24	16,289	33,632	18,381
Dec-24	15,713	32,604	17,932

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Retail Class	9.02%	4.89%	4.62%
Russell 3000 Index	23.81%	13.86%	12.55%
Morningstar Global Allocation Index	9.78%	5.45%	6.01%

AssetsNet	$ 37,126,582	$ 37,126,582
Holdings Count | Holding	137	137
Advisory Fees Paid, Amount		$ 271,440
InvestmentCompanyPortfolioTurnover		214.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$37,126,582
# of Portfolio Holdings	137
Portfolio Turnover Rate	214%
Advisory Fees and Waivers	271,440

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.7%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	1.4%Footnote Reference
Real Estate	1.9%Footnote Reference
Health Care	5.4%Footnote Reference
Communication Services	8.7%Footnote Reference
Consumer Staples	8.8%Footnote Reference
Industrials	8.8%Footnote Reference
Consumer Discretionary	15.0%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.2%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core MSCI EAFE ETF	8.0%
Microsoft Corp	2.9%
Berkshire Hathaway Inc	2.9%
Baird Core Plus Bond Fund - Class I	2.2%
Fidelity Total Bond Fund - Class Z	2.2%
Amazon.com Inc	2.1%
iShares Core MSCI Emerging Markets ETF	1.7%
NVIDIA Corp	1.6%
Apple Inc	1.6%
Dodge & Cox Income Fund - Class I	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000169633
Shareholder Report [Line Items]
Fund Name		Conservative Allocation Fund
Class Name		Institutional Class
Trading Symbol		IFAIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Conservative Allocation Fund for the period of December 31, 2023, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number		866.633.3371
Additional Information Website		meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$97	0.96%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance for the Fund in 2024 was driven by:

  The overweight to equities relative to fixed income. Equities achieved above-average returns and experienced low volatility in 2024.

  The outperformance of U.S. equities relative to international equities. The Fund favored a higher U.S. allocation than its benchmark.

  U.S. stock selection detracted from performance.

  Overweight to US high yield fixed income, as US high yield outperformed investment grade. Interest rate volatility also presented opportunities to profit from tactical duration decisions throughout the year within the Fund’s fixed income holdings.

Performance Past Does Not Indicate Future [Text]		The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Dec-14	10,000	10,000	10,000
Jan-15	9,775	10,210	10,047
Feb-15	10,116	10,114	10,100
Mar-15	10,022	10,161	10,061
Apr-15	10,218	10,124	10,118
May-15	10,209	10,100	10,074
Jun-15	9,737	9,990	9,999
Jul-15	9,651	10,059	10,026
Aug-15	9,126	10,045	9,911
Sep-15	8,539	10,113	9,881
Oct-15	9,042	10,114	10,017
Nov-15	8,635	10,088	9,958
Dec-15	8,308	10,055	9,908
Jan-16	8,091	10,193	9,882
Feb-16	8,153	10,266	9,959
Mar-16	8,812	10,360	10,188
Apr-16	9,113	10,400	10,272
May-16	9,376	10,402	10,263
Jun-16	9,681	10,589	10,416
Jul-16	9,872	10,656	10,543
Aug-16	9,819	10,644	10,536
Sep-16	10,102	10,638	10,566
Oct-16	9,711	10,556	10,460
Nov-16	9,775	10,307	10,320
Dec-16	9,956	10,321	10,372
Jan-17	9,924	10,341	10,450
Feb-17	10,096	10,411	10,556
Mar-17	10,250	10,405	10,578
Apr-17	10,255	10,486	10,666
May-17	10,306	10,566	10,758
Jun-17	10,306	10,556	10,753
Jul-17	10,595	10,601	10,853
Aug-17	10,530	10,696	10,928
Sep-17	10,572	10,645	10,942
Oct-17	10,516	10,652	10,989
Nov-17	10,665	10,638	11,035
Dec-17	10,763	10,687	11,097
Jan-18	10,881	10,564	11,149
Feb-18	10,692	10,464	10,991
Mar-18	10,659	10,531	11,003
Apr-18	10,626	10,452	10,957
May-18	10,702	10,527	11,007
Jun-18	10,674	10,514	11,003
Jul-18	10,802	10,516	11,074
Aug-18	10,906	10,584	11,136
Sep-18	10,897	10,516	11,102
Oct-18	10,544	10,433	10,886
Nov-18	10,553	10,495	10,975
Dec-18	10,518	10,688	10,965
Jan-19	10,723	10,801	11,247
Feb-19	10,811	10,795	11,310
Mar-19	10,934	11,002	11,476
Apr-19	11,042	11,005	11,553
May-19	10,889	11,201	11,543
Jun-19	11,219	11,341	11,793
Jul-19	11,283	11,366	11,824
Aug-19	11,318	11,661	11,918
Sep-19	11,342	11,599	11,960
Oct-19	11,412	11,634	12,053
Nov-19	11,492	11,628	12,095
Dec-19	11,634	11,620	12,195
Jan-20	11,694	11,843	12,320
Feb-20	11,463	12,056	12,248
Mar-20	10,841	11,985	11,784
Apr-20	11,078	12,198	12,203
May-20	11,299	12,255	12,402
Jun-20	11,410	12,332	12,548
Jul-20	11,729	12,517	12,835
Aug-20	11,931	12,416	12,927
Sep-20	11,785	12,409	12,839
Oct-20	11,653	12,353	12,745
Nov-20	12,151	12,475	13,208
Dec-20	12,411	12,492	13,383
Jan-21	12,345	12,402	13,288
Feb-21	12,340	12,223	13,169
Mar-21	12,452	12,071	13,169
Apr-21	12,694	12,166	13,379
May-21	12,760	12,206	13,494
Jun-21	12,894	12,291	13,575
Jul-21	12,935	12,429	13,704
Aug-21	13,028	12,405	13,751
Sep-21	12,832	12,298	13,533
Oct-21	12,988	12,294	13,628
Nov-21	12,905	12,331	13,564
Dec-21	13,025	12,299	13,686
Jan-22	12,753	12,034	13,340
Feb-22	12,660	11,900	13,166
Mar-22	12,530	11,569	12,944
Apr-22	12,193	11,130	12,394
May-22	12,204	11,202	12,447
Jun-22	11,709	11,026	12,041
Jul-22	11,878	11,296	12,433
Aug-22	11,709	10,977	12,081
Sep-22	11,480	10,502	11,400
Oct-22	11,557	10,366	11,469
Nov-22	11,854	10,748	11,997
Dec-22	11,722	10,699	11,887
Jan-23	12,021	11,028	12,310
Feb-23	11,816	10,743	11,999
Mar-23	11,971	11,016	12,259
Apr-23	12,038	11,083	12,347
May-23	11,927	10,962	12,182
Jun-23	12,127	10,923	12,295
Jul-23	12,268	10,915	12,401
Aug-23	12,172	10,846	12,252
Sep-23	11,970	10,570	11,919
Oct-23	11,834	10,403	11,700
Nov-23	12,355	10,874	12,312
Dec-23	12,898	11,291	12,807
Jan-24	12,921	11,260	12,779
Feb-24	13,041	11,100	12,735
Mar-24	13,281	11,203	12,903
Apr-24	12,906	10,920	12,566
May-24	13,264	11,105	12,822
Jun-24	13,407	11,210	12,932
Jul-24	13,680	11,472	13,255
Aug-24	13,906	11,637	13,492
Sep-24	14,062	11,793	13,700
Oct-24	13,800	11,500	13,346
Nov-24	14,097	11,622	13,543
Dec-24	13,772	11,432	13,263

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Year	10 Year
Institutional Class	6.78%	3.43%	3.25%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar Conservative Target Risk Index	3.57%	1.69%	2.86%

No Deduction of Taxes [Text Block]		The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares
AssetsNet	$ 144,823,219	$ 144,823,219
Holdings Count | Holding	134	134
Advisory Fees Paid, Amount		$ 676,606
InvestmentCompanyPortfolioTurnover		166.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$144,823,219
# of Portfolio Holdings	134
Portfolio Turnover Rate	166%
Advisory Fees and Waivers	676,606

Holdings [Text Block]

Sector Weighting

Value	Value
Energy	0.4%Footnote Reference
Materials	0.8%Footnote Reference
Utilities	1.1%Footnote Reference
Real Estate	1.9%Footnote Reference
Health Care	5.4%Footnote Reference
Industrials	8.5%Footnote Reference
Communication Services	8.8%Footnote Reference
Consumer Staples	8.8%Footnote Reference
Consumer Discretionary	15.1%Footnote Reference
Financials	19.3%Footnote Reference
Information Technology	29.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

Fidelity Total Bond Fund - Class Z	16.1%
Baird Core Plus Bond Fund - Class I	16.0%
Dodge & Cox Income Fund - Class I	7.0%
Fidelity Advisor High Income Advantage Fund - Class Z	6.7%
Frost Total Return Bond Fund - Class I	6.7%
BrandywineGLOBAL High Yield Fund - Class IS	6.6%
Microsoft Corp	2.1%
Berkshire Hathaway Inc	2.1%
Amazon.com Inc	1.5%
Apple Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Updated Prospectus Email Address		www.meederinvestment.com/meeder-funds-resources
C000253095
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class F
Trading Symbol	MDFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Money Market Fund for the period of September 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .
Additional Information Phone Number	866.633.3371
Additional Information Website	meederinvestment.com/mutual-funds
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class F	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 662,515,037	$ 662,515,037
Holdings Count | Holding	69	69
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$662,515,037 # of Portfolio Holdings69 Portfolio Turnover RateN/A Advisory Fees and Waivers0
Holdings [Text Block]

Sector Weighting

Value	Value
U.S. Treasury Notes	13.5%Footnote Reference
U.S. Government Agencies	25.5%Footnote Reference
Repurchase Agreements	27.9%Footnote Reference
U.S. Treasury Bills	28.8%Footnote Reference
Money Market Registered Investment Companies	32.3%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Largest Holdings [Text Block]

Top 10 Holdings

South Street S (Collateralized by $76,485,403 various FMACs and FNMAs, 4.00% - 6.00%, due 11/1/47 - 11/1/54, fair value $76,699,845) (proceeds $75,018,958), purchase date 12/31/24	11.3%
Loop Capital (Collateralized by $57,511,050 FHLMCs, 7.00%, due 6/1/54, fair value $61,200,000) (proceeds $60,014,733), purchase date 12/31/24	9.1%
South Street T (Collateralized by $52,210,776 various FMACs, FNMAs, and SBAs, 2.50% - 8.00%, due 8/25/28 - 8/1/54, fair value $51,166,849)(proceeds $50,012,583), purchase date 12/31/24	7.6%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.20%)	3.6%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.169%)	3.6%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.125%)	3.0%
Federal Home Loan Banks (Secured Overnight Financing Rate + 0.02%)	2.3%
United States Treasury Bill	2.3%
United States Treasury Bill	2.3%
Freddie Mac	2.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Updated Prospectus Email Address	www.meederinvestment.com/meeder-funds-resources